UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

RevenueShares™ ETF Trust
Semi-Annual Report to Shareholders

December 31, 2013

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1

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2013 to December 31, 2013.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2013	Ending Account Value 12/31/2013	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,177.63	0.49%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,187.56	0.54%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,244.80	0.54%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,155.69	0.49%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares ADR Fund
Actual	$1,000.00	$1,167.87	0.49%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,194.20	0.60%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
RevenueShares Ultra Dividend Fund††
Actual	$1,000.00	$1,049.78	0.49%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

†	Expenses are calculated using each Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
††	Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 92/365 (to reflect the six-month period), (commencement of operations was October 1, 2013).
2

SCHEDULE OF INVESTMENTS SUMMARY TABLES
(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Automobiles & Components	3.5%	Automobiles & Components	0.3%	Automobiles & Components	0.7%
Banks	1.7	Banks	1.9	Banks	2.7
Capital Goods	8.6	Capital Goods	12.9	Capital Goods	11.8
Commercial & Professional Services	0.5	Commercial & Professional Services	4.4	Commercial & Professional Services	6.5
Consumer Durables & Apparel	1.3	Consumer Durables & Apparel	3.0	Consumer Durables & Apparel	4.7
Consumer Services	1.2	Consumer Services	2.3	Consumer Services	5.4
Diversified Financials	5.2	Diversified Financials	1.1	Diversified Financials	2.1
Energy	14.3	Energy	7.6	Energy	4.2
Food & Staples Retailing	8.9	Food & Staples Retailing	2.6	Food & Staples Retailing	2.5
Food, Beverage & Tobacco	4.4	Food, Beverage & Tobacco	3.0	Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	8.2	Health Care Equipment & Services	7.2	Health Care Equipment & Services	9.3
Household & Personal Products	1.4	Household & Personal Products	0.6	Household & Personal Products	0.5
Insurance	6.2	Insurance	6.1	Insurance	2.3
Materials	4.0	Materials	8.0	Materials	8.2
Media	3.0	Media	1.1	Media	1.5
Money Market Fund	0.7	Money Market Fund	5.3	Money Market Fund	6.0
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.3	Life Sciences	1.3	Life Sciences	1.1
Real Estate	— †	Real Estate	— †	Real Estate Investment Trusts	1.3
Real Estate Investment Trusts	0.3	Real Estate Investment Trusts	1.6	Real Estate Management &
Real Estate Management &		Real Estate Management &		Development	0.1
Development	0.1	Development	0.3	Retailing	10.9
Retailing	5.7	Retailing	9.9	Semiconductors & Semiconductor
Semiconductors & Semiconductor		Semiconductors & Semiconductor		Equipment	1.7
Equipment	1.1	Equipment	1.6	Software & Services	3.9
Software & Services	4.3	Software & Services	4.8	Technology Hardware & Equipment	9.8
Technology Hardware & Equipment	4.9	Technology Hardware & Equipment	11.3	Telecommunication Services	0.7
Telecommunication Services	2.6	Telecommunication Services	0.5	Transportation	2.5
Transportation	2.1	Transportation	3.1	Utilities	2.8
Utilities	3.1	Utilities	3.5	Total Investments	106.0
Total Investments	100.6	Total Investments	105.3	Liabilities in Excess of Other Assets	(6.0)
Liabilities in Excess of Other Assets	(0.6)	Liabilities in Excess of Other Assets	(5.3)	Net Assets	100.0%
Net Assets	100.0%	Net Assets	100.0%

3

SCHEDULE OF INVESTMENTS SUMMARY TABLES — concluded
(UNAUDITED )

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall
				A-100 Fund

	% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Capital Markets	10.8%	Automobiles & Components	6.7%	Automobiles & Components	1.2%
Commercial Banks	12.3	Banks	12.3	Banks	1.6
Consumer Finance	5.3	Capital Goods	3.0	Capital Goods	10.6
Diversified Financial Services	22.0	Consumer Durables & Apparel	1.4	Commercial & Professional Services	1.4
Insurance	45.3	Consumer Services	0.3	Consumer Durables & Apparel	3.9
Media	0.3	Diversified Financials	3.6	Consumer Services	5.1
Paper & Forest Products	0.6	Energy	36.0	Diversified Financials	10.6
Real Estate Investment Trusts	2.7	Food & Staples Retailing	0.8	Energy	1.0
Real Estate Management &		Food, Beverage & Tobacco	3.2	Food & Staples Retailing	0.1
Development	0.5	Health Care Equipment & Services	0.5	Food, Beverage & Tobacco	6.3
Thrifts & Mortgage Finance	0.2	Insurance	4.8	Health Care Equipment & Services	1.4
Total Investments	100.0	Materials	6.7	Household & Personal Products	2.7
Other Assets in Excess of Liabilities	0.0 †	Media	0.9	Insurance	12.8
Net Assets	100.0%	Money Market Fund	13.7	Materials	3.0
		Pharmaceuticals, Biotechnology &		Media	2.4
		Life Sciences	3.1	Money Market Fund	8.5
		Real Estate	0.3	Pharmaceuticals, Biotechnology &
		Semiconductors & Semiconductor		Life Sciences	12.8
		Equipment	0.5	Real Estate	0.1
		Software & Services	0.4	Retailing	4.7
		Technology Hardware & Equipment	2.4	Software & Services	7.7
		Telecommunication Services	10.8	Technology Hardware & Equipment	2.0
		Transportation	0.5	Telecommunication Services	6.3
		Utilities	1.5	Transportation	2.3
		Total Investments	113.4	Total Investments	108.5
		Liabilities in Excess of Other Assets	(13.4)	Liabilities in Excess of Other Assets	(8.5)
		Net Assets	100.0%	Net Assets	100.0%

RevenueShares Ultra Dividend Fund

	% of
Industry	Net Assets
Banks	1.0%
Commercial & Professional Services	4.0
Consumer Durables & Apparel	0.7
Diversified Financials	0.8
Energy	10.9
Food, Beverage & Tobacco	8.0
Insurance	2.2
Materials	3.7
Money Market Funds	4.4
Real Estate Investment Trusts	4.2
Semiconductors & Semiconductor
Equipment	0.3
Telecommunication Services	17.5
Utilities	46.5
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%
†	Less than 0.05%
4

SCHEDULE OF INVESTMENTS
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.5%
BorgWarner, Inc.	2,584	$144,471
Delphi Automotive PLC	5,232	314,600
Ford Motor Co.	167,731	2,588,089
General Motors Co.*(a)	73,270	2,994,545
Goodyear Tire & Rubber Co.	16,565	395,075
Harley-Davidson, Inc.	1,665	115,285
Johnson Controls, Inc.	16,075	824,648
Total Automobiles & Components		7,376,713

Banks—1.7%
BB&T Corp.	5,600	208,992
Comerica, Inc.	1,107	52,627
Fifth Third Bancorp	6,878	144,644
Hudson City Bancorp, Inc.	2,888	27,234
Huntington Bancshares, Inc.	5,808	56,047
KeyCorp	6,351	85,230
M&T Bank Corp.	813	94,650
People’s United Financial, Inc.	1,608	24,313
PNC Financial Services Group, Inc.	4,282	332,198
Regions Financial Corp.	11,287	111,628
SunTrust Banks, Inc.	4,684	172,418
U.S. Bancorp	10,295	415,918
Wells Fargo & Co.	38,940	1,767,876
Zions Bancorporation	1,441	43,172
Total Banks		3,536,947

Capital Goods—8.6%
3M Co.	4,638	650,480
Allegion PLC*	781	34,512
AMETEK, Inc.	1,354	71,315
Boeing Co.	12,152	1,658,627
Caterpillar, Inc.	12,726	1,155,648
Cummins, Inc.	2,499	352,284
Danaher Corp.	4,860	375,192
Deere & Co.	8,252	753,655
Dover Corp.	1,820	175,703
Eaton Corp. PLC	5,612	427,185
Emerson Electric Co.	7,086	497,295
Fastenal Co.	1,351	64,186
Flowserve Corp.	1,291	101,770
Fluor Corp.	7,167	575,438
General Dynamics Corp.	6,601	630,726
General Electric Co.	100,821	2,826,013
Honeywell International, Inc.	8,437	770,889
Illinois Tool Works, Inc.	3,876	325,894
Ingersoll-Rand PLC	4,796	295,434
Jacobs Engineering Group, Inc.*	3,858	243,015
Joy Global, Inc.(a)	1,936	113,237
L-3 Communications Holdings, Inc.	2,416	258,174
Lockheed Martin Corp.	6,310	938,045
Masco Corp.	7,089	161,417
Northrop Grumman Corp.	4,381	502,106
PACCAR, Inc.	5,619	332,476
Pall Corp.	595	50,783
Parker Hannifin Corp.	2,087	268,472
Pentair Ltd.	1,994	154,874
Precision Castparts Corp.	602	162,119
Quanta Services, Inc.*	4,090	129,080
Raytheon Co.	5,365	486,606

Investments	Shares	Value
Rockwell Automation, Inc.	1,090	$128,794
Rockwell Collins, Inc.	1,239	91,587
Roper Industries, Inc.	465	64,486
Snap-On, Inc.	587	64,288
Textron, Inc.	7,113	261,474
Tyco International Ltd.	5,279	216,650
United Technologies Corp.	11,088	1,261,814
W.W. Grainger, Inc.	705	180,071
Xylem, Inc./NY	1,982	68,577
Total Capital Goods		17,880,391

Commercial & Professional Services—0.5%
ADT Corp. (The)(a)	1,462	59,167
Avery Dennison Corp.	2,390	119,954
Cintas Corp.	1,462	87,121
Dun & Bradstreet Corp.	269	33,020
Equifax, Inc.	654	45,185
Iron Mountain, Inc.	1,803	54,721
Nielsen Holdings NV	2,201	101,004
Pitney Bowes, Inc.	3,758	87,561
Republic Services, Inc.	4,524	150,197
Robert Half International, Inc.	1,889	79,319
Stericycle, Inc.*	347	40,311
Waste Management, Inc.	5,944	266,707
Total Commercial & Professional Services		1,124,267

Consumer Durables & Apparel—1.3%
Coach, Inc.	1,723	96,712
D.R. Horton, Inc.(a)	5,629	125,639
Fossil Group, Inc.*	490	58,771
Garmin Ltd.(a)	932	43,077
Harman International Industries, Inc.	1,018	83,323
Hasbro, Inc.	1,506	82,845
Leggett & Platt, Inc.	2,277	70,450
Lennar Corp., Class A	2,780	109,977
Mattel, Inc.	2,639	125,564
Michael Kors Holdings Ltd.*	456	37,023
Mohawk Industries, Inc.*	231	34,396
Newell Rubbermaid, Inc.	3,403	110,291
NIKE, Inc., Class B	6,263	492,522
PulteGroup, Inc.	5,774	117,616
PVH Corp.	880	119,698
Ralph Lauren Corp.	758	133,840
Stanley Black & Decker, Inc.	2,559	206,486
VF Corp.	3,640	226,918
Whirlpool Corp.	2,371	371,915
Total Consumer Durables & Apparel		2,647,063

Consumer Services—1.2%
Carnival Corp.	8,011	321,802
Chipotle Mexican Grill, Inc.*	115	61,270
Darden Restaurants, Inc.	3,078	167,351
Graham Holdings Co., Class B	122	80,925
H&R Block, Inc.	1,627	47,248
International Game Technology	2,415	43,856
Marriott International, Inc., Class A	5,465	269,752
McDonald’s Corp.	5,658	548,996
Starbucks Corp.	3,619	283,693
Starwood Hotels & Resorts
Worldwide, Inc.	1,581	125,611
Wyndham Worldwide Corp.	1,329	97,934

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Consumer Services (continued)
Wynn Resorts Ltd.	567	$110,117
Yum! Brands, Inc.	3,473	262,594
Total Consumer Services		2,421,149

Diversified Financials—5.2%
American Express Co.	7,900	716,767
Ameriprise Financial, Inc.	1,962	225,728
Bank of America Corp.	124,805	1,943,214
Bank of New York Mellon Corp.	8,778	306,703
BlackRock, Inc.	642	203,174
Capital One Financial Corp.	6,529	500,187
Charles Schwab Corp.	3,958	102,908
Citigroup, Inc.	35,245	1,836,617
CME Group, Inc.	682	53,510
Discover Financial Services	3,306	184,971
E*TRADE Financial Corp.*	1,894	37,198
Franklin Resources, Inc.	2,763	159,508
Goldman Sachs Group, Inc.	4,722	837,022
IntercontinentalExchange Group, Inc.	120	26,990
Invesco Ltd.	2,359	85,868
JPMorgan Chase & Co.	36,368	2,126,801
Legg Mason, Inc.(a)	1,046	45,480
Leucadia National Corp.	6,739	190,983
Moody’s Corp.	784	61,520
Morgan Stanley	22,437	703,624
NASDAQ OMX Group, Inc.	1,394	55,481
Northern Trust Corp.	1,410	87,265
SLM Corp.	4,665	122,596
State Street Corp.	2,820	206,960
T. Rowe Price Group, Inc.	814	68,189
Total Diversified Financials		10,889,264

Energy—14.3%
Anadarko Petroleum Corp.	3,504	277,937
Apache Corp.	3,784	325,197
Baker Hughes, Inc.	7,873	435,062
Cabot Oil & Gas Corp.	712	27,597
Cameron International Corp.*	3,177	189,127
Chesapeake Energy Corp.	11,255	305,461
Chevron Corp.	34,089	4,258,057
ConocoPhillips	15,609	1,102,776
CONSOL Energy, Inc.	2,353	89,508
Denbury Resources, Inc.*	2,839	46,645
Devon Energy Corp.	3,342	206,770
Diamond Offshore Drilling, Inc.	1,001	56,977
Ensco PLC, Class A	1,574	90,001
EOG Resources, Inc.	1,652	277,272
EQT Corp.	453	40,670
Exxon Mobil Corp.	78,975	7,992,270
FMC Technologies, Inc.*	2,562	133,762
Halliburton Co.	11,236	570,227
Helmerich & Payne, Inc.	805	67,684
Hess Corp.	4,524	375,492
Kinder Morgan, Inc./Delaware	7,576	272,736
Marathon Oil Corp.	8,230	290,519
Marathon Petroleum Corp.	20,137	1,847,167
Murphy Oil Corp.	7,319	474,857
Nabors Industries Ltd.	7,404	125,794
National Oilwell Varco, Inc.	5,431	431,927

Investments	Shares	Value
Newfield Exploration Co.*	1,664	$40,984
Noble Corp. PLC	1,957	73,329
Noble Energy, Inc.	1,292	87,998
Occidental Petroleum Corp.	5,128	487,673
Peabody Energy Corp.	7,411	144,737
Phillips 66	42,444	3,273,706
Pioneer Natural Resources Co.	348	64,056
QEP Resources, Inc.	1,705	52,258
Range Resources Corp.	417	35,157
Rowan Cos. PLC, Class A*	725	25,636
Schlumberger Ltd.	9,871	889,476
Southwestern Energy Co.*(a)	1,452	57,107
Spectra Energy Corp.	2,898	103,227
Tesoro Corp.	12,363	723,235
Transocean Ltd.	3,755	185,572
Valero Energy Corp.	57,091	2,877,386
Williams Cos., Inc.	3,810	146,952
WPX Energy, Inc.*	2,807	57,207
Total Energy		29,637,188

Food & Staples Retailing—8.9%
Costco Wholesale Corp.	16,994	2,022,456
CVS Caremark Corp.	35,581	2,546,532
Kroger Co.	44,787	1,770,430
Safeway, Inc.	23,261	757,611
Sysco Corp.	22,941	828,170
Walgreen Co.	23,907	1,373,218
Wal-Mart Stores, Inc.	113,591	8,938,476
Whole Foods Market, Inc.	4,382	253,411
Total Food & Staples Retailing		18,490,304

Food, Beverage & Tobacco—4.4%
Altria Group, Inc.	8,973	344,473
Archer-Daniels-Midland Co.	42,707	1,853,484
Beam, Inc.	732	49,820
Brown-Forman Corp., Class B	726	54,864
Campbell Soup Co.	3,732	161,521
Coca-Cola Co.	22,866	944,594
Coca-Cola Enterprises, Inc.	3,653	161,207
ConAgra Foods, Inc.	8,490	286,113
Constellation Brands, Inc., Class A*	753	52,996
Dr Pepper Snapple Group, Inc.	2,415	117,659
General Mills, Inc.	6,708	334,796
Hershey Co.	1,398	135,928
Hormel Foods Corp.	3,568	161,167
J.M. Smucker Co.	1,125	116,573
Kellogg Co.	4,690	286,418
Kraft Foods Group, Inc.	6,597	355,710
Lorillard, Inc.	1,877	95,126
McCormick & Co., Inc.	1,157	79,740
Molson Coors Brewing Co., Class B	1,510	84,787
Mondelez International, Inc., Class A	19,774	698,022
Monster Beverage Corp.*	677	45,880
PepsiCo, Inc.	15,638	1,297,016
Philip Morris International, Inc.	7,018	611,478
Reynolds American, Inc.	3,228	161,368
Tyson Foods, Inc., Class A	19,389	648,756
Total Food, Beverage & Tobacco		9,139,496

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—8.2%
Aetna, Inc.	12,938	$887,417
AmerisourceBergen Corp.	23,153	1,627,887
Baxter International, Inc.	4,221	293,571
Becton Dickinson & Co.	1,436	158,664
Boston Scientific Corp.*	11,802	141,860
C.R. Bard, Inc.	433	57,996
Cardinal Health, Inc.	29,794	1,990,537
CareFusion Corp.*	1,634	65,066
Cerner Corp.*	997	55,573
Cigna Corp.	7,308	639,304
Covidien PLC	2,827	192,519
DaVita, Inc.*	3,541	224,393
DENTSPLY International, Inc.	1,173	56,867
Edwards Lifesciences Corp.*	627	41,231
Express Scripts Holding Co.*	30,343	2,131,292
Hospira, Inc.*	1,774	73,231
Humana, Inc.	7,779	802,948
Intuitive Surgical, Inc.*	121	46,474
Laboratory Corp. of America Holdings*(a)	1,238	113,116
McKesson Corp.	14,970	2,416,158
Medtronic, Inc.	5,614	322,187
Patterson Cos., Inc.	1,558	64,190
Quest Diagnostics, Inc.	2,524	135,135
St. Jude Medical, Inc.	1,796	111,262
Stryker Corp.	2,373	178,307
Tenet Healthcare Corp.*	4,372	184,149
UnitedHealth Group, Inc.	32,563	2,451,994
Varian Medical Systems, Inc.*	731	56,791
WellPoint, Inc.	15,018	1,387,513
Zimmer Holdings, Inc.	962	89,649
Total Health Care Equipment & Services		16,997,281

Household & Personal Products—1.4%
Avon Products, Inc.	11,565	199,149
Clorox Co.	1,151	106,767
Colgate-Palmolive Co.	5,178	337,657
Estee Lauder Cos., Inc., Class A	2,636	198,544
Kimberly-Clark Corp.	3,889	406,245
Mead Johnson Nutrition Co., Class A	946	79,237
Procter & Gamble Co.	19,417	1,580,738
Total Household & Personal Products		2,908,337

Insurance—6.2%
ACE Ltd.	3,633	376,124
Aflac, Inc.	7,099	474,213
Allstate Corp.	12,392	675,860
American International Group, Inc.	24,540	1,252,767
AON PLC	2,744	230,194
Assurant, Inc.	2,619	173,823
Berkshire Hathaway, Inc., Class B*	30,118	3,570,790
Chubb Corp.	2,841	274,526
Cincinnati Financial Corp.	1,650	86,410
Genworth Financial, Inc., Class A*	12,017	186,624
Hartford Financial Services Group, Inc.	15,134	548,305
Lincoln National Corp.	4,431	228,728
Loews Corp.	6,099	294,216
Marsh & McLennan Cos., Inc.	4,911	237,496
MetLife, Inc.	25,030	1,349,618

Investments	Shares	Value
Principal Financial Group, Inc.	3,539	$174,508
Progressive Corp.	13,027	355,246
Prudential Financial, Inc.	16,784	1,547,820
Torchmark Corp.	949	74,164
Travelers Cos., Inc.	5,727	518,523
Unum Group	5,722	200,728
XL Group PLC	4,642	147,801
Total Insurance		12,978,484

Materials—4.0%
Air Products & Chemicals, Inc.	1,809	202,210
Airgas, Inc.	887	99,211
Alcoa, Inc.	46,689	496,304
Allegheny Technologies, Inc.	2,407	85,762
Ball Corp.	3,286	169,755
Bemis Co., Inc.	2,316	94,863
CF Industries Holdings, Inc.	477	111,160
Cliffs Natural Resources, Inc.(a)	4,491	117,709
Dow Chemical Co.	25,896	1,149,782
E.I. du Pont de Nemours & Co.	11,198	727,534
Eastman Chemical Co.	2,432	196,262
Ecolab, Inc.	2,373	247,433
FMC Corp.	1,018	76,818
Freeport-McMoRan Copper & Gold, Inc.	10,724	404,724
International Flavors & Fragrances, Inc.	656	56,403
International Paper Co.	11,544	566,002
LyondellBasell Industries NV, Class A	11,038	886,131
MeadWestvaco Corp.	2,859	105,583
Monsanto Co.	2,549	297,086
Mosaic Co. (The)	4,094	193,523
Newmont Mining Corp.	6,930	159,598
Nucor Corp.	6,889	367,735
Owens-Illinois, Inc.*	3,762	134,604
PPG Industries, Inc.	1,573	298,335
Praxair, Inc.	1,802	234,314
Sealed Air Corp.	4,485	152,714
Sigma-Aldrich Corp.	571	53,680
United States Steel Corp.(a)	12,190	359,605
Vulcan Materials Co.	918	54,548
Weyerhaeuser Co.	5,116	161,512
Total Materials		8,260,900

Media—3.0%
Cablevision Systems Corp., Class A	7,263	130,226
CBS Corp., Class B	4,928	314,111
Comcast Corp., Class A	24,816	1,289,563
DIRECTV*	8,948	618,217
Discovery Communications, Inc., Class A*	1,205	108,956
Gannett Co., Inc.	3,724	110,156
Interpublic Group of Cos., Inc.	8,028	142,096
McGraw Hill Financial, Inc.	1,283	100,331
News Corp., Class A*	9,467	170,595
Omnicom Group, Inc.	4,016	298,670
Scripps Networks Interactive, Inc., Class A	587	50,723
Time Warner Cable, Inc.	3,202	433,871
Time Warner, Inc.	8,566	597,221

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc.,
Class A	17,949	$631,446
Viacom, Inc., Class B	3,177	277,479
Walt Disney Co.	12,140	927,496
Total Media		6,201,157

Pharmaceuticals, Biotechnology & Life Sciences—3.3%
Abbott Laboratories	11,303	433,244
AbbVie, Inc.	6,652	351,292
Actavis PLC*	912	153,216
Alexion Pharmaceuticals, Inc.*	221	29,406
Allergan, Inc.	1,212	134,629
Amgen, Inc.	3,081	351,727
Biogen Idec, Inc.*	444	124,209
Bristol-Myers Squibb Co.	6,075	322,886
Celgene Corp.*	716	120,975
Eli Lilly & Co.	8,997	458,847
Forest Laboratories, Inc.*	1,144	68,674
Gilead Sciences, Inc.*	2,855	214,553
Johnson & Johnson	14,746	1,350,586
Life Technologies Corp.*	969	73,450
Merck & Co., Inc.	17,552	878,478
Mylan, Inc.*	2,969	128,855
PerkinElmer, Inc.	901	37,148
Perrigo Co. PLC	429	65,834
Pfizer, Inc.	34,066	1,043,442
Regeneron Pharmaceuticals, Inc.*	135	37,158
Thermo Fisher Scientific, Inc.	2,428	270,358
Vertex Pharmaceuticals, Inc.*	350	26,005
Waters Corp.*	370	37,000
Zoetis, Inc.	2,562	83,752
Total Pharmaceuticals, Biotechnology & Life Sciences		6,795,724

Real Estate—0.0%†
General Growth Properties, Inc.	2,235	44,856

Real Estate Investment Trusts—0.3%
American Tower Corp.	793	63,297
Apartment Investment & Management Co., Class A	621	16,090
AvalonBay Communities, Inc.	219	25,892
Boston Properties, Inc.	398	39,947
Equity Residential	861	44,660
HCP, Inc.	964	35,013
Health Care REIT, Inc.	922	49,392
Host Hotels & Resorts, Inc.	5,816	113,063
Kimco Realty Corp.	780	15,405
Macerich Co. (The)	338	19,905
Plum Creek Timber Co., Inc.	435	20,232
Prologis, Inc.	828	30,595
Public Storage	250	37,630
Simon Property Group, Inc.	643	97,839
Ventas, Inc.	936	53,614
Vornado Realty Trust	604	53,629
Total Real Estate Investment Trusts		716,203

Investments	Shares	Value
Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A*	5,215	$137,155

Retailing—5.7%
Amazon.com, Inc.*	3,488	1,390,979
AutoNation, Inc.*	6,556	325,768
AutoZone, Inc.*(a)	362	173,014
Bed Bath & Beyond, Inc.*	2,557	205,327
Best Buy Co., Inc.	22,057	879,633
CarMax, Inc.*	3,828	179,993
Dollar General Corp.*	5,053	304,797
Dollar Tree, Inc.*	2,431	137,157
Expedia, Inc.	1,398	97,385
Family Dollar Stores, Inc.	3,063	199,003
GameStop Corp., Class A	3,595	177,090
Gap, Inc.	7,398	289,114
Genuine Parts Co.	3,221	267,955
Home Depot, Inc.	17,533	1,443,667
Kohl’s Corp.	6,696	379,998
L Brands, Inc.	3,160	195,446
Lowe’s Cos., Inc.	20,721	1,026,725
Macy’s, Inc.	10,055	536,937
Netflix, Inc.*	215	79,157
Nordstrom, Inc.	3,722	230,020
O’Reilly Automotive, Inc.*	985	126,779
PetSmart, Inc.	1,720	125,130
priceline.com, Inc.*	106	123,214
Ross Stores, Inc.	2,492	186,726
Sherwin-Williams Co.	1,068	195,978
Staples, Inc.	29,794	473,427
Target Corp.	22,015	1,392,889
Tiffany & Co.	801	74,317
TJX Cos., Inc.	7,765	494,863
TripAdvisor, Inc.*	209	17,311
Urban Outfitters, Inc.*	1,273	47,228
Total Retailing		11,777,027

Semiconductors & Semiconductor Equipment—1.1%
Altera Corp.	913	29,700
Analog Devices, Inc.	1,045	53,222
Applied Materials, Inc.	8,048	142,369
Broadcom Corp., Class A	5,525	163,816
First Solar, Inc.*	1,283	70,103
Intel Corp.	40,991	1,064,126
KLA-Tencor Corp.	941	60,657
Lam Research Corp.*	1,254	68,280
Linear Technology Corp.	416	18,949
LSI Corp.	5,562	61,293
Microchip Technology, Inc.(a)	535	23,941
Micron Technology, Inc.*	6,630	144,269
NVIDIA Corp.	5,098	81,670
Texas Instruments, Inc.	5,384	236,412
Xilinx, Inc.	817	37,517
Total Semiconductors &
Semiconductor Equipment		2,256,324

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Software & Services—4.3%
Accenture PLC, Class A	7,791	$640,576
Adobe Systems, Inc.*	1,306	78,203
Akamai Technologies, Inc.*	485	22,882
Alliance Data Systems Corp.*	329	86,504
Autodesk, Inc.*	919	46,253
Automatic Data Processing, Inc.	2,758	222,874
CA, Inc.	2,614	87,961
Citrix Systems, Inc.*	940	59,455
Cognizant Technology Solutions Corp., Class A*	1,723	173,989
Computer Sciences Corp.	5,451	304,602
eBay, Inc.*	5,746	315,398
Electronic Arts, Inc.*	3,251	74,578
Facebook, Inc., Class A*	479	26,182
Fidelity National Information Services, Inc.	2,249	120,726
Fiserv, Inc.*	1,608	94,952
Google, Inc., Class A*	1,034	1,158,814
International Business Machines Corp.	11,205	2,101,722
Intuit, Inc.	1,089	83,113
MasterCard, Inc., Class A	198	165,421
Microsoft Corp.	39,403	1,474,854
Oracle Corp.	21,206	811,342
Paychex, Inc.	877	39,930
Red Hat, Inc.*	522	29,253
Salesforce.com, Inc.*	1,063	58,667
Symantec Corp.	5,759	135,797
Total System Services, Inc.	1,078	35,876
VeriSign, Inc.(a)	316	18,891
Visa, Inc., Class A	1,062	236,486
Western Union Co.	6,321	109,037
Yahoo!, Inc.*	2,138	86,461
Total Software & Services		8,900,799

Technology Hardware & Equipment—4.9%
Agilent Technologies, Inc.	2,366	135,312
Amphenol Corp., Class A	1,013	90,339
Apple, Inc.	5,837	3,275,199
Cisco Systems, Inc.	44,993	1,010,093
Corning, Inc.	8,913	158,830
EMC Corp.	18,354	461,603
F5 Networks, Inc.*	340	30,892
FLIR Systems, Inc.	837	25,194
Harris Corp.	1,511	105,483
Hewlett-Packard Co.	80,373	2,248,837
Jabil Circuit, Inc.	17,741	309,403
Juniper Networks, Inc.*	4,043	91,250
Motorola Solutions, Inc.	2,535	171,112
NetApp, Inc.	2,885	118,689
QUALCOMM, Inc.	6,122	454,558
SanDisk Corp.	1,724	121,611
Seagate Technology PLC	5,887	330,614
TE Connectivity Ltd.	4,854	267,504
Teradata Corp.*	1,091	49,630
Western Digital Corp.	3,958	332,076
Xerox Corp.	36,835	448,282
Total Technology Hardware & Equipment		10,236,511

Investments	Shares	Value
Telecommunication Services—2.6%
AT&T, Inc.	72,014	$2,532,012
CenturyLink, Inc.	11,124	354,299
Crown Castle International Corp.*	750	55,073
Frontier Communications Corp.(a)	20,560	95,604
Verizon Communications, Inc.	47,730	2,345,452
Windstream Holdings, Inc.(a)	14,365	114,633
Total Telecommunication Services		5,497,073

Transportation—2.1%
CH Robinson Worldwide, Inc.	4,257	248,353
CSX Corp.	8,101	233,066
Delta Air Lines, Inc.	24,965	685,788
Expeditors International of Washington, Inc.	2,504	110,802
FedEx Corp.	6,076	873,546
Kansas City Southern	379	46,932
Norfolk Southern Corp.	2,399	222,699
Ryder System, Inc.	1,802	132,952
Southwest Airlines Co.	17,738	334,184
Union Pacific Corp.	2,564	430,752
United Parcel Service, Inc., Class B	10,370	1,089,680
Total Transportation		4,408,754

Utilities—3.1%
AES Corp.	23,554	341,769
AGL Resources, Inc.	1,889	89,217
Ameren Corp.	3,137	113,434
American Electric Power Co., Inc.	6,187	289,180
CenterPoint Energy, Inc.	6,638	153,869
CMS Energy Corp.	4,586	122,767
Consolidated Edison, Inc.	4,355	240,744
Dominion Resources, Inc.	3,935	254,555
DTE Energy Co.	2,769	183,834
Duke Energy Corp.	6,773	467,405
Edison International	5,159	238,862
Entergy Corp.	3,475	219,863
Exelon Corp.	17,097	468,287
FirstEnergy Corp.	8,756	288,773
Integrys Energy Group, Inc.	1,841	100,169
NextEra Energy, Inc.	3,437	294,276
NiSource, Inc.	3,242	106,597
Northeast Utilities	3,160	133,952
NRG Energy, Inc.	7,069	203,022
ONEOK, Inc.	4,599	285,966
Pepco Holdings, Inc.	4,355	83,311
PG&E Corp.	7,153	288,123
Pinnacle West Capital Corp.	1,247	65,991
PPL Corp.	7,840	235,906
Public Service Enterprise Group, Inc.	5,879	188,363
SCANA Corp.	1,697	79,640
Sempra Energy	2,323	208,513
Southern Co.	7,878	323,865
TECO Energy, Inc.(a)	3,089	53,254
Wisconsin Energy Corp.	1,929	79,745
Xcel Energy, Inc.	7,243	202,369
Total Utilities		6,405,621

Total Common Stocks
(Cost $143,921,725)		207,664,988

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES LARGE CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.7%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05%(b)
(Cost $1,412,973)	1,412,973	$1,412,973

Total Investments—100.6%
(Cost $145,334,698)		209,077,961
Liabilities in Excess of Other Assets—(0.6)%		(1,289,723)
Net Assets—100.0%		$207,788,238

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%.
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $1,429,336; total market value of the collateral held by the fund was $1,468,278. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $55,305.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

10

SCHEDULE OF INVESTMENTS
REVENUESHARES MID CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.3%
Gentex Corp.	4,539	$149,741
Thor Industries, Inc.	7,790	430,242
Total Automobiles & Components		579,983

Banks—1.9%
Associated Banc-Corp.	7,651	133,127
Astoria Financial Corp.	5,689	78,679
BancorpSouth, Inc.	3,917	99,570
Bank of Hawaii Corp.	1,309	77,414
Cathay General Bancorp	2,370	63,350
City National Corp.	2,035	161,213
Commerce Bancshares, Inc.	3,044	136,706
Cullen/Frost Bankers, Inc.	1,666	124,000
East West Bancorp, Inc.	3,624	126,731
First Horizon National Corp.	15,124	176,195
First Niagara Financial Group, Inc.	18,253	193,847
FirstMerit Corp.	5,398	119,998
Fulton Financial Corp.	8,044	105,216
Hancock Holding Co.	3,583	131,424
International Bancshares Corp.	2,647	69,854
New York Community Bancorp, Inc.(a)	15,237	256,744
Prosperity Bancshares, Inc.	1,218	77,209
Signature Bank*(a)	911	97,860
SVB Financial Group*	1,590	166,727
Synovus Financial Corp.	45,103	162,371
TCF Financial Corp.	10,164	165,165
Trustmark Corp.	2,679	71,904
Valley National Bancorp	9,606	97,213
Washington Federal, Inc.	2,940	68,473
Webster Financial Corp.	3,850	120,043
Westamerica Bancorporation	507	28,625
Total Banks		3,109,658

Capital Goods—12.9%
A.O. Smith Corp.	5,085	274,285
Acuity Brands, Inc.	2,520	275,486
Aecom Technology Corp.*	37,439	1,101,830
AGCO Corp.	22,736	1,345,744
Alliant Techsystems, Inc.	4,711	573,235
BE Aerospace, Inc.*	4,998	434,976
Carlisle Cos., Inc.	6,152	488,469
CLARCOR, Inc.	2,353	151,416
Crane Co.	4,936	331,946
Donaldson Co., Inc.	7,373	320,431
Esterline Technologies Corp.*	2,678	273,049
Exelis, Inc.	34,034	648,688
Fortune Brands Home & Security, Inc.	11,873	542,596
GATX Corp.	3,355	175,030
General Cable Corp.	27,764	816,539
Graco, Inc.	1,821	142,257
Granite Construction, Inc.	8,733	305,480
Harsco Corp.	14,295	400,689
Hubbell, Inc., Class B	3,718	404,890
Huntington Ingalls Industries, Inc.	10,389	935,114
IDEX Corp.	3,583	264,605
ITT Corp.	7,302	317,053
KBR, Inc.	30,563	974,654
Kennametal, Inc.	6,838	356,055
Lennox International, Inc.	4,905	417,219

Investments	Shares	Value
Lincoln Electric Holdings, Inc.	5,018	$357,984
MSC Industrial Direct Co., Inc., Class A	3,945	319,032
Nordson Corp.	2,743	203,805
Oshkosh Corp.	20,809	1,048,357
Regal-Beloit Corp.	5,559	409,809
SPX Corp.	6,697	667,088
Terex Corp.	23,417	983,280
Timken Co.	10,636	585,725
Trinity Industries, Inc.	10,072	549,125
Triumph Group, Inc.	6,390	486,087
United Rentals, Inc.*(a)	8,518	663,978
URS Corp.	28,112	1,489,655
Valmont Industries, Inc.	2,943	438,860
Wabtec Corp.	4,526	336,146
Watsco, Inc.	4,948	475,305
Woodward, Inc.	5,663	258,289
Total Capital Goods		21,544,261

Commercial & Professional Services—4.4%
Brink’s Co.	15,578	531,833
Clean Harbors, Inc.*(a)	7,259	435,250
Copart, Inc.*	3,608	132,233
Corporate Executive Board Co.	1,420	109,951
Corrections Corp. of America	6,571	210,732
Deluxe Corp.	4,031	210,378
FTI Consulting, Inc.*(a)	4,647	191,178
Herman Miller, Inc.	7,618	224,883
HNI Corp.	7,151	277,673
Manpower, Inc.	30,969	2,658,998
Mine Safety Appliances Co.	3,081	157,778
R.R. Donnelley & Sons Co.(a)	68,903	1,397,353
Rollins, Inc.	5,714	173,077
Towers Watson & Co., Class A	3,655	466,414
Waste Connections, Inc.	5,541	241,754
Total Commercial & Professional Services		7,419,485

Consumer Durables & Apparel—3.0%
Brunswick Corp.	5,584	257,199
Carter’s, Inc.	4,628	332,244
Deckers Outdoor Corp.*(a)	2,145	181,167
Hanesbrands, Inc.	8,429	592,306
Jarden Corp.*	15,305	938,962
KB Home(a)	15,050	275,114
MDC Holdings, Inc.*	7,058	227,550
NVR, Inc.*	520	533,525
Polaris Industries, Inc.	3,381	492,409
Tempur-Pedic International, Inc.*(a)	5,383	290,467
Toll Brothers, Inc.*	8,753	323,861
Tupperware Brands Corp.	3,604	340,686
Under Armour, Inc., Class A*(a)	3,245	283,288
Total Consumer Durables & Apparel		5,068,778

Consumer Services—2.3%
Apollo Education Group, Inc.*	19,182	524,052
Bally Technologies, Inc.*(a)	1,647	129,207
Bob Evans Farms, Inc.	3,964	200,539
Brinker International, Inc.	13,721	635,831
Cheesecake Factory, Inc.	4,973	240,047
DeVry, Inc.	7,402	262,771
Domino’s Pizza, Inc.	3,235	225,318

The accompanying notes are an integral part of these financial statements.

11

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Consumer Services (continued)
International Speedway Corp., Class A	2,331	$82,727
Life Time Fitness, Inc.*(a)	3,341	157,027
Matthews International Corp., Class A	2,978	126,892
Panera Bread Co., Class A*	1,707	301,610
Scientific Games Corp., Class A*	6,960	117,833
Service Corp. International	18,021	326,721
Sotheby’s	2,011	106,985
Wendy’s Co. (The)	38,031	331,630
Total Consumer Services		3,769,190

Diversified Financials—1.1%
Affiliated Managers Group, Inc.*	1,298	281,510
Apollo Investment Corp.	4,694	39,805
CBOE Holdings, Inc.	1,364	70,874
Eaton Vance Corp.	4,060	173,728
Federated Investors, Inc., Class B(a)	4,428	127,526
Greenhill & Co., Inc.	681	39,457
Janus Capital Group, Inc.	10,218	126,397
MSCI, Inc., Class A*	2,943	128,668
Raymond James Financial, Inc.	11,716	611,458
SEI Investments Co.	4,114	142,879
Waddell & Reed Financial, Inc., Class A	2,633	171,461
Total Diversified Financials		1,913,763

Energy—7.6%
Alpha Natural Resources, Inc.*	108,087	771,741
Atwood Oceanics, Inc.*	2,525	134,810
Bill Barrett Corp.*(a)	2,982	79,858
CARBO Ceramics, Inc.(a)	697	81,221
Cimarex Energy Co.	2,484	260,596
Dresser-Rand Group, Inc.*	6,691	398,984
Dril-Quip, Inc.*	971	106,742
Gulfport Energy Corp.*	564	35,617
Helix Energy Solutions Group, Inc.*	4,584	106,257
HollyFrontier Corp.	56,978	2,831,237
Oceaneering International, Inc.	5,200	410,176
Oil States International, Inc.*	4,955	504,023
Patterson-UTI Energy, Inc.	14,383	364,178
Rosetta Resources, Inc.*	2,074	99,635
SM Energy Co.	3,317	275,676
Superior Energy Services, Inc.*	23,492	625,122
Tidewater, Inc.	2,723	161,392
Unit Corp.*	3,339	172,359
World Fuel Services Corp.	124,243	5,362,328
Total Energy		12,781,952

Food & Staples Retailing—2.6%
Harris Teeter Supermarkets, Inc.	11,897	587,117
SUPERVALU, Inc.*(a)	414,405	3,021,013
United Natural Foods, Inc.*(a)	10,493	791,067
Total Food & Staples Retailing		4,399,197

Food, Beverage & Tobacco—3.0%
Dean Foods Co.*	76,748	1,319,298
Flowers Foods, Inc.	21,394	459,329
Green Mountain Coffee Roasters, Inc.*(a)	7,388	558,385
Hain Celestial Group, Inc.*	4,161	377,736
Hillshire Brands Co.	15,279	510,930
Ingredion, Inc.	12,339	844,728

Investments	Shares	Value
Lancaster Colony Corp.	1,797	$158,405
Post Holdings, Inc.*	2,611	128,644
Tootsie Roll Industries, Inc.(a)	2,114	68,790
Universal Corp.	6,097	332,896
WhiteWave Foods Co., Class A*	13,738	315,150
Total Food, Beverage & Tobacco		5,074,291

Health Care Equipment & Services—7.2%
Allscripts Healthcare Solutions, Inc.*	11,719	181,176
Community Health Systems, Inc.*	41,833	1,642,782
Cooper Cos., Inc.	1,636	202,602
Health Management Associates, Inc., Class A	56,899	745,377
Health Net, Inc.*	49,286	1,462,316
Henry Schein, Inc.*	10,619	1,213,327
Hill-Rom Holdings, Inc.	5,355	221,376
HMS Holdings Corp.*	3,075	69,895
Hologic, Inc.	14,081	314,710
IDEXX Laboratories, Inc.*(a)	1,652	175,723
LifePoint Hospitals, Inc.*	8,999	475,507
Masimo Corp.*(a)	2,394	69,977
Mednax, Inc.*	4,798	256,117
Omnicare, Inc.	13,196	796,510
Owens & Minor, Inc.	32,528	1,189,224
ResMed, Inc.(a)	3,994	188,037
STERIS Corp.	4,056	194,891
Teleflex, Inc.	2,228	209,120
Thoratec Corp.*	1,761	64,453
Universal Health Services, Inc., Class B	11,236	913,037
VCA Antech, Inc.*	7,509	235,482
WellCare Health Plans, Inc.*	16,746	1,179,253
Total Health Care Equipment & Services		12,000,892

Household & Personal Products—0.6%
Church & Dwight Co., Inc.	6,099	404,242
Energizer Holdings, Inc.	5,267	570,100
Total Household & Personal Products		974,342

Insurance—6.1%
Alleghany Corp.*	1,614	645,535
American Financial Group, Inc.	11,229	648,138
Arthur J. Gallagher & Co.	8,150	382,479
Aspen Insurance Holdings Ltd.	7,381	304,909
Brown & Brown, Inc.	5,582	175,219
Everest Re Group Ltd.	4,561	710,923
Fidelity National Financial, Inc., Class A	36,780	1,193,511
First American Financial Corp.	23,088	651,082
Hanover Insurance Group, Inc.	10,214	609,878
HCC Insurance Holdings, Inc.	7,101	327,640
Kemper Corp.	7,626	311,751
Mercury General Corp.	7,348	365,269
Old Republic International Corp.	42,228	729,278
Primerica, Inc.	3,747	160,784
Protective Life Corp.	9,604	486,539
Reinsurance Group of America, Inc.	17,384	1,345,695
StanCorp Financial Group, Inc.	5,625	372,656
W.R. Berkley Corp.	18,710	811,827
Total Insurance		10,233,113

The accompanying notes are an integral part of these financial statements.

12

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Materials—8.0%
Albemarle Corp.	4,847	$307,251
Aptargroup, Inc.	4,857	329,353
Ashland, Inc.	10,692	1,037,552
Cabot Corp.	8,841	454,427
Carpenter Technology Corp.	4,819	299,742
Commercial Metals Co.	46,304	941,360
Compass Minerals International, Inc.	1,718	137,526
Cytec Industries, Inc.	2,723	253,675
Domtar Corp.	7,590	716,041
Eagle Materials, Inc.	1,023	79,211
Greif, Inc., Class A	10,482	549,257
Intrepid Potash, Inc.*(a)	3,226	51,100
Louisiana-Pacific Corp.*	15,388	284,832
Martin Marietta Materials, Inc.	2,752	275,035
Minerals Technologies, Inc.	2,173	130,532
NewMarket Corp.(a)	862	288,037
Olin Corp.(a)	11,723	338,209
Packaging Corp. of America	6,438	407,397
Reliance Steel & Aluminum Co.	15,348	1,163,992
Rock-Tenn Co., Class A	11,775	1,236,493
Royal Gold, Inc.	812	37,409
RPM International, Inc.	12,751	529,294
Scotts Miracle-Gro Co., Class A	5,796	360,627
Sensient Technologies Corp.	3,833	185,977
Silgan Holdings, Inc.	10,027	481,496
Sonoco Products Co.	14,938	623,213
Steel Dynamics, Inc.	48,425	946,224
Valspar Corp.	7,289	519,633
Worthington Industries, Inc.	8,299	349,222
Total Materials		13,314,117

Media—1.1%
AMC Networks, Inc., Class A*	2,977	202,763
Cinemark Holdings, Inc.	10,202	340,033
DreamWorks Animation SKG, Inc., Class A*	2,912	103,376
John Wiley & Sons, Inc., Class A	4,300	237,360
Lamar Advertising Co., Class A*	3,086	161,243
Meredith Corp.	3,720	192,696
New York Times Co., Class A	17,433	276,662
Valassis Communications, Inc.	9,016	308,798
Total Media		1,822,931

Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Bio-Rad Laboratories, Inc., Class A*	2,176	268,975
Charles River Laboratories International, Inc.*	2,772	147,027
Covance, Inc.*	3,709	326,615
Cubist Pharmaceuticals, Inc.*	2,004	138,015
Endo Health Solutions Inc.*(a)	5,900	398,014
Mallinckrodt PLC*	5,316	277,814
Mettler-Toledo International, Inc.*	1,228	297,901
Salix Pharmaceuticals Ltd.*	1,312	118,001
Techne Corp.	449	42,507
United Therapeutics Corp.*(a)	1,532	173,239
Total Pharmaceuticals, Biotechnology &
Life Sciences		2,188,108

Investments	Shares	Value
Real Estate—0.0%†
Alexander & Baldwin, Inc.	916	$38,225

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc.	1,267	80,607
American Campus Communities, Inc.	2,512	80,912
BioMed Realty Trust, Inc.	4,274	77,445
BRE Properties, Inc.	924	50,552
Camden Property Trust	1,782	101,360
Corporate Office Properties Trust	3,136	74,292
Duke Realty Corp.	9,786	147,181
Equity One, Inc.(a)	1,985	44,543
Essex Property Trust, Inc.	525	75,343
Extra Space Storage, Inc.	1,533	64,585
Federal Realty Investment Trust	790	80,114
Highwoods Properties, Inc.(a)	2,015	72,883
Home Properties, Inc.	1,587	85,095
Hospitality Properties Trust	7,244	195,805
Kilroy Realty Corp.	1,209	60,668
Liberty Property Trust	2,719	92,093
Mack-Cali Realty Corp.	4,160	89,357
Mid-America Apartment Communities, Inc.	1,116	67,786
National Retail Properties, Inc.(a)	1,564	47,436
Omega Healthcare Investors, Inc.(a)	1,675	49,915
Potlatch Corp.	1,820	75,967
Rayonier, Inc.	4,844	203,932
Realty Income Corp.	2,259	84,328
Regency Centers Corp.	1,354	62,690
Senior Housing Properties Trust	4,338	96,434
SL Green Realty Corp.	2,040	188,455
Taubman Centers, Inc.	1,484	94,857
UDR, Inc.	4,040	94,334
Weingarten Realty Investors	2,415	66,219
Total Real Estate Investment Trusts		2,605,188

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	5,319	544,612

Retailing—9.9%
Aaron’s, Inc.	9,910	291,354
Abercrombie & Fitch Co., Class A	16,221	533,833
Advance Auto Parts, Inc.	7,359	814,494
American Eagle Outfitters, Inc.	30,264	435,802
ANN, Inc.*	8,284	302,863
Ascena Retail Group, Inc.*	28,220	597,135
Big Lots, Inc.*	7,774	251,022
Cabela’s, Inc.*(a)	7,315	487,618
Chico’s FAS, Inc.	16,977	319,847
CST Brands, Inc.	48,721	1,789,035
Dick’s Sporting Goods, Inc.	12,776	742,286
Foot Locker, Inc.	19,393	803,646
Guess?, Inc.	10,739	333,661
HSN, Inc.	6,999	436,038
JC Penney Co., Inc.(a)	213,699	1,955,346
LKQ Corp.*	17,920	589,568
Murphy USA, Inc.*	58,696	2,439,406
Office Depot, Inc.*	252,133	1,333,783
Rent-A-Center, Inc.	11,692	389,811

The accompanying notes are an integral part of these financial statements.

13

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Retailing (continued)
Signet Jewelers Ltd.	6,390	$502,893
Tractor Supply Co.	8,810	683,480
Williams-Sonoma, Inc.	8,455	492,757
Total Retailing		16,525,678

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.*(a)	166,224	643,287
Atmel Corp.*	24,101	188,711
Cree, Inc.*(a)	2,963	185,395
Cypress Semiconductor Corp.*	9,695	101,798
Fairchild Semiconductor International, Inc.*	14,019	187,154
Integrated Device Technology, Inc.*	6,276	63,952
International Rectifier Corp.*	4,975	129,698
Intersil Corp., Class A	6,511	74,681
RF Micro Devices, Inc.*	21,800	112,488
Semtech Corp.*	2,427	61,355
Silicon Laboratories, Inc.*	1,812	78,478
Skyworks Solutions, Inc.*	8,008	228,708
SunEdison, Inc.*	22,629	295,308
Teradyne, Inc.*	15,854	279,347
Total Semiconductors &
Semiconductor Equipment		2,630,360

Software & Services—4.8%
ACI Worldwide, Inc.*	1,648	107,120
Acxiom Corp.*	3,867	143,002
Advent Software, Inc.	1,375	48,111
ANSYS, Inc.*	1,268	110,570
AOL, Inc.*	6,366	296,783
Broadridge Financial Solutions, Inc.	7,731	305,529
Cadence Design Systems, Inc.*(a)	13,296	186,410
CommVault Systems, Inc.*	885	66,269
Compuware Corp.	11,124	124,700
Concur Technologies, Inc.*(a)	685	70,678
Convergys Corp.	12,819	269,840
CoreLogic, Inc.*	6,043	214,708
DST Systems, Inc.	3,727	338,188
Equinix, Inc.*	1,565	277,709
Factset Research Systems, Inc.(a)	912	99,025
Fair Isaac Corp.	1,635	102,743
Gartner, Inc.*	3,296	234,181
Global Payments, Inc.	4,724	307,013
Informatica Corp.*	2,936	121,844
Jack Henry & Associates, Inc.	2,419	143,229
Leidos Holdings, Inc.(a)	31,946	1,485,169
Lender Processing Services, Inc.	6,567	245,474
Mantech International Corp., Class A	10,803	323,334
Mentor Graphics Corp.	6,050	145,623
MICROS Systems, Inc.*(a)	2,945	168,955
NeuStar, Inc., Class A*(a)	2,286	113,980
PTC, Inc.*	4,981	176,278
Rackspace Hosting, Inc.*(a)	5,342	209,032
Rovi Corp.*	4,377	86,183
Science Applications International Corp.	17,878	591,225
Solarwinds, Inc.*	1,105	41,802
Solera Holdings, Inc.	1,501	106,211
Synopsys, Inc.*	6,314	256,159
TIBCO Software, Inc.*	5,514	123,955

Investments	Shares	Value
ValueClick, Inc.*(a)	3,919	$91,587
VeriFone Systems, Inc.*	9,067	243,177
Wex, Inc.*	919	91,009
Total Software & Services		8,066,805

Technology Hardware & Equipment—11.3%
3D Systems Corp.*(a)	716	66,538
ADTRAN, Inc.	3,068	82,867
Arrow Electronics, Inc.*	50,829	2,757,473
Avnet, Inc.	78,064	3,443,403
Ciena Corp.*(a)	11,430	273,520
Diebold, Inc.(a)	11,352	374,729
Ingram Micro, Inc., Class A*	229,386	5,381,396
InterDigital, Inc./Pa	1,225	36,125
Itron, Inc.*(a)	6,333	262,376
JDS Uniphase Corp.*	23,393	303,641
Lexmark International, Inc., Class A	13,574	482,148
National Instruments Corp.	4,947	158,403
NCR Corp.*	23,790	810,287
Plantronics, Inc.	2,161	100,378
Polycom, Inc.*	16,377	183,914
Riverbed Technology, Inc.	7,508	135,745
Tech Data Corp.*	63,843	3,294,299
Trimble Navigation Ltd.*	8,771	304,354
Vishay Intertechnology, Inc.*(a)	23,617	313,161
Zebra Technologies Corp., Class A*	2,520	136,282
Total Technology Hardware & Equipment		18,901,039

Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	25,858	666,619
tw Telecom, Inc.*	6,663	203,022
Total Telecommunication Services		869,641

Transportation—3.1%
Alaska Air Group, Inc.	8,859	649,985
Con-Way, Inc.	17,379	690,120
Genesee & Wyoming, Inc., Class A*	1,913	183,744
JB Hunt Transport Services, Inc.	9,254	715,334
JetBlue Airways Corp.*(a)	75,933	649,227
Kirby Corp.*	3,029	300,628
Landstar System, Inc.	6,152	353,432
Matson, Inc.	8,425	219,977
Old Dominion Freight Line, Inc.*	8,461	448,602
UTi Worldwide, Inc.	35,976	631,739
Werner Enterprises, Inc.	10,652	263,424
Total Transportation		5,106,212

Utilities—3.5%
Alliant Energy Corp.	7,896	407,434
Aqua America, Inc.	4,198	99,031
Atmos Energy Corp.	10,740	487,811
Black Hills Corp.	3,110	163,306
Cleco Corp.	2,920	136,130
Energen Corp.	3,296	233,192
Great Plains Energy, Inc.	12,553	304,285
Hawaiian Electric Industries, Inc.(a)	16,232	423,006
IDACORP, Inc.	2,938	152,306
MDU Resources Group, Inc.	18,686	570,857
National Fuel Gas Co.	3,291	234,977
OGE Energy Corp.	12,117	410,766
PNM Resources, Inc.	7,483	180,490

The accompanying notes are an integral part of these financial statements.

14

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES MID CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Utilities (continued)
Questar Corp.	6,527	$150,056
UGI Corp.	22,384	928,041
Vectren Corp.	9,030	320,565
Westar Energy, Inc.	9,327	300,049
WGL Holdings, Inc.	8,047	322,363
Total Utilities		5,824,665

Total Common Stocks
(Cost $128,812,181)		167,306,486

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.3%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05% (b)
(Cost $8,921,783)	8,921,783	8,921,783

Total Investments—105.3%
(Cost $137,733,964)		176,228,269
Liabilities in Excess of Other Assets—(5.3)%		(8,923,760)
Net Assets—100.0%		$167,304,509

*	Non-income producing security
†	Less than 0.05%.
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $8,644,238; total market value of the collateral held by the fund was $8,921,783.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

SCHEDULE OF INVESTMENTS
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.7%
Dorman Products, Inc.*(a)	4,682	$262,520
Drew Industries, Inc.	7,604	389,325
Spartan Motors, Inc.	28,771	192,766
Standard Motor Products, Inc.	10,957	403,217
Superior Industries International, Inc.	17,269	356,259
Winnebago Industries, Inc.*	9,593	263,328
Total Automobiles & Components		1,867,415

Banks—2.7%
Bank Mutual Corp.	6,460	45,285
Bank of the Ozarks, Inc.	2,015	114,029
Banner Corp.	2,106	94,391
BBCN Bancorp, Inc.	7,879	130,713
BofI Holding, Inc.*	889	69,724
Boston Private Financial Holdings, Inc.	11,801	148,929
Brookline Bancorp, Inc.	10,039	96,073
Cardinal Financial Corp.	3,927	70,686
City Holding Co.	1,695	78,529
Columbia Banking System, Inc.	4,559	125,418
Community Bank System, Inc.	4,662	184,988
CVB Financial Corp.	6,329	108,036
Dime Community Bancshares	4,989	84,414
First BanCorp*	53,125	328,844
First Commonwealth Financial Corp.	12,366	109,068
First Financial Bancorp	8,281	144,338
First Financial Bankshares, Inc.(a)	1,463	97,026
First Midwest Bancorp, Inc.	9,899	173,530
FNB Corp.	18,744	236,549
Glacier Bancorp, Inc.	4,798	142,933
Hanmi Financial Corp.	2,838	62,124
Home BancShares, Inc.	2,557	95,504
Independent Bank Corp.	2,986	117,021
MB Financial, Inc.	6,023	193,278
National Penn Bancshares, Inc.	14,561	164,976
NBT Bancorp, Inc.	5,820	150,738
Northwest Bancshares, Inc.	10,574	156,284
Old National Bancorp	14,601	224,417
Oritani Financial Corp.	3,372	54,121
PacWest Bancorp(a)	2,960	124,971
Pinnacle Financial Partners, Inc.	3,087	100,420
PrivateBancorp, Inc.	8,816	255,047
Provident Financial Services, Inc.	6,482	125,232
S&T Bancorp, Inc.	3,414	86,408
Simmons First National Corp., Class A	2,122	78,832
Sterling Bancorp	4,992	66,743
Susquehanna Bancshares, Inc.	27,836	357,414
Taylor Capital Group, Inc.*	5,811	154,456
Texas Capital Bancshares, Inc.*	3,341	207,810
Tompkins Financial Corp.	2,097	107,765
TrustCo Bank Corp.	9,883	70,960
UMB Financial Corp.	5,132	329,885
Umpqua Holdings Corp.	12,710	243,269
United Bankshares, Inc.(a)	4,940	155,363
United Community Banks, Inc.*	7,081	125,688
ViewPoint Financial Group, Inc.	2,497	68,543
Wilshire Bancorp, Inc.	5,664	61,908
Wintrust Financial Corp.	7,651	352,864
Total Banks		6,875,544

Investments	Shares	Value
Capital Goods—11.8%
AAON, Inc.	4,344	$138,791
AAR Corp.	29,198	817,836
Actuant Corp., Class A	15,054	551,579
Aegion Corp., Class A*	19,661	430,379
Aerovironment, Inc.*	4,200	122,346
Albany International Corp., Class A	8,580	308,279
American Science & Engineering, Inc.	1,163	83,631
American Woodmark Corp.*	6,866	271,413
Apogee Enterprises, Inc.	8,100	290,871
Applied Industrial Technologies, Inc.	21,274	1,044,341
Astec Industries, Inc.	10,371	400,632
AZZ, Inc.	5,026	245,570
Barnes Group, Inc.	12,627	483,740
Belden, Inc.	12,043	848,429
Brady Corp., Class A	15,106	467,229
Briggs & Stratton Corp.	37,583	817,806
CIRCOR International, Inc.	4,479	361,814
Comfort Systems USA, Inc.	28,730	557,075
Cubic Corp.(a)	11,281	594,058
Curtiss-Wright Corp.	17,540	1,091,514
DXP Enterprises, Inc.*	4,790	551,808
Dycom Industries, Inc.*	21,739	604,127
EMCOR Group, Inc.	64,798	2,750,027
Encore Wire Corp.	9,290	503,518
EnerSys	13,571	951,191
Engility Holdings, Inc.*	18,811	628,287
EnPro Industries, Inc.*	8,547	492,735
ESCO Technologies, Inc.	5,578	191,102
Federal Signal Corp.*	24,608	360,507
Franklin Electric Co., Inc.	8,825	393,948
GenCorp, Inc.*(a)	28,052	505,497
Gibraltar Industries, Inc.*	19,292	358,638
Griffon Corp.	60,027	792,957
II-VI, Inc.*	13,273	233,605
John Bean Technologies Corp.	13,581	398,331
Kaman Corp.	17,712	703,698
Lindsay Corp.(a)	3,507	290,204
Lydall, Inc.*	9,541	168,112
Moog, Inc., Class A*	15,805	1,073,792
Mueller Industries, Inc.	14,611	920,639
National Presto Industries, Inc.*(a)	2,334	187,887
Orbital Sciences Corp.*	23,613	550,183
Orion Marine Group, Inc.*	12,282	147,753
Powell Industries, Inc.	4,174	279,616
Quanex Building Products Corp.	21,590	430,073
Simpson Manufacturing Co., Inc.	7,942	291,710
Standex International Corp.	4,624	290,757
Teledyne Technologies, Inc.*	10,498	964,346
Tennant Co.	4,604	312,197
Titan International, Inc.	52,194	938,448
Toro Co.	13,449	855,356
Universal Forest Products, Inc.	20,115	1,048,796
Vicor Corp.*(a)	6,395	85,821
Watts Water Technologies, Inc., Class A	9,994	618,329
Total Capital Goods		29,801,328

Commercial & Professional Services—6.5%
ABM Industries, Inc.	68,331	1,953,583
CDI Corp.	26,249	486,394
Consolidated Graphics, Inc.*	6,566	442,811

The accompanying notes are an integral part of these financial statements.

16

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Commercial & Professional Services (continued)
Encore Capital Group, Inc.*(a)	6,136	$308,395
Exponent, Inc.	1,597	123,672
G&K Services, Inc., Class A	6,096	379,354
Geo Group, Inc. (The)	19,031	613,179
Healthcare Services Group, Inc.	16,509	468,360
Heidrick & Struggles International, Inc.	10,535	212,175
Insperity, Inc.	26,945	973,523
Interface, Inc.	19,426	426,595
Kelly Services, Inc., Class A	94,441	2,355,358
Korn/Ferry International*	13,074	341,493
Mobile Mini, Inc.*	4,245	174,809
Monster Worldwide, Inc.*	56,451	402,496
Navigant Consulting, Inc.*	19,090	366,528
On Assignment, Inc.*	20,379	711,635
Portfolio Recovery Associates, Inc.*	5,546	293,051
Resources Connection, Inc.	16,995	243,538
Sykes Enterprises, Inc.*	23,722	517,377
Tetra Tech, Inc.*	30,142	843,373
TrueBlue, Inc.*	25,964	669,352
UniFirst Corp.	5,286	565,602
United Stationers, Inc.	47,044	2,158,849
Viad Corp.	14,671	407,560
WageWorks, Inc.*	1,434	85,237
Total Commercial & Professional Services		16,524,299

Consumer Durables & Apparel—4.7%
Arctic Cat, Inc.	4,954	282,279
Blyth, Inc.(a)	34,468	375,012
Callaway Golf Co.	43,202	364,193
Crocs, Inc.*	37,502	597,032
Ethan Allen Interiors, Inc.	10,354	314,969
Fifth & Pacific Cos., Inc.*	20,586	660,193
G-III Apparel Group Ltd.*	1,859	137,176
Helen of Troy Ltd.*	10,786	534,015
Iconix Brand Group, Inc.*(a)	4,261	169,162
iRobot Corp.*	6,028	209,593
Jakks Pacific, Inc.(a)	41,466	279,066
La-Z-Boy, Inc., Class Z	17,726	549,506
M/I Homes, Inc.*	17,079	434,660
Meritage Homes Corp.*	15,982	766,976
Movado Group, Inc.	4,717	207,595
Oxford Industries, Inc.	4,348	350,753
Perry Ellis International, Inc.*	25,254	398,761
Quiksilver, Inc.*(a)	93,884	823,363
Ryland Group, Inc.	19,757	857,651
Skechers U.S.A., Inc., Class A*	21,830	723,228
Standard Pacific Corp.*(a)	88,732	803,025
Steven Madden Ltd.*	14,676	536,995
Sturm Ruger & Co., Inc.(a)	3,728	272,479
Universal Electronics, Inc.*	5,664	215,855
Wolverine World Wide, Inc.	32,890	1,116,944
Total Consumer Durables & Apparel		11,980,481

Consumer Services—5.4%
American Public Education, Inc.*(a)	3,111	135,235
Biglari Holdings, Inc.*	724	366,807
BJ’s Restaurants, Inc.*(a)	10,478	325,447
Boyd Gaming Corp.*	103,503	1,165,444
Buffalo Wild Wings, Inc.*	3,490	513,728
Capella Education Co.	2,584	171,681

Investments	Shares	Value
Career Education Corp.*	98,159	$559,506
CEC Entertainment, Inc.	7,561	334,801
Cracker Barrel Old Country Store, Inc.	10,210	1,123,815
DineEquity, Inc.	3,240	270,702
Hillenbrand, Inc.	19,536	574,749
Interval Leisure Group, Inc.	6,775	209,347
ITT Educational Services, Inc.*(a)	13,706	460,247
Jack in the Box, Inc.*	12,983	649,410
Marcus Corp.	12,271	164,922
Marriott Vacations Worldwide Corp.*	13,645	719,910
Monarch Casino & Resort, Inc.*	4,232	84,979
Multimedia Games Holding Co., Inc.*	2,488	78,024
Outerwall, Inc.*(a)	13,605	915,208
Papa John’s International, Inc.	13,350	606,090
Pinnacle Entertainment, Inc.*	22,339	580,591
Red Robin Gourmet Burgers, Inc.*	5,719	420,575
Regis Corp.	107,767	1,563,699
Ruby Tuesday, Inc.*	76,792	532,169
Ruth’s Hospitality Group, Inc.	12,060	171,373
Sonic Corp.*	10,586	213,731
Strayer Education, Inc.*(a)	4,298	148,152
Texas Roadhouse, Inc.	19,826	551,163
Universal Technical Institute, Inc.	10,669	148,406
Total Consumer Services		13,759,911

Diversified Financials—2.1%
Calamos Asset Management, Inc., Class A	10,359	122,650
Cash America International, Inc.	20,329	778,601
Evercore Partners, Inc., Class A	5,433	324,785
Ezcorp, Inc., Class A*	39,611	463,053
Financial Engines, Inc.	1,351	93,867
First Cash Financial Services, Inc.*(a)	4,423	273,518
FXCM, Inc., Class A	12,360	220,502
Green Dot Corp., Class A*	9,920	249,488
HFF, Inc., Class A*	5,103	137,015
Interactive Brokers Group, Inc., Class A	18,954	461,340
Investment Technology Group, Inc.*	10,830	222,665
MarketAxess Holdings, Inc.	1,464	97,898
Piper Jaffray Cos.*	5,549	219,463
Prospect Capital Corp.	14,235	159,717
Stifel Financial Corp.*(a)	16,879	808,842
SWS Group, Inc.*	23,582	143,379
Virtus Investment Partners, Inc.*	818	163,641
World Acceptance Corp.*(a)	2,704	236,681
Total Diversified Financials		5,177,105

Energy—4.2%
Approach Resources, Inc.*(a)	3,356	64,737
Arch Coal, Inc.	216,745	964,515
Basic Energy Services, Inc.*	34,955	551,590
Bristow Group, Inc.	7,933	595,451
C&J Energy Services, Inc.*(a)	18,686	431,647
Carrizo Oil & Gas, Inc.*(a)	4,920	220,268
Cloud Peak Energy, Inc.*	33,064	595,152
Comstock Resources, Inc.	10,092	184,583
Contango Oil & Gas Co.*	1,241	58,650
Era Group, Inc.*	3,755	115,879
Exterran Holdings, Inc.*	41,199	1,409,006
Forest Oil Corp.*	45,154	163,006

The accompanying notes are an integral part of these financial statements.

17

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Energy (continued)
Geospace Technologies Corp.*(a)	1,311	$124,322
Green Plains Renewable Energy, Inc.	36,506	707,851
Gulf Island Fabrication, Inc.	10,648	247,247
Hornbeck Offshore Services, Inc.*	4,731	232,907
ION Geophysical Corp.*	63,244	208,705
Matrix Service Co.*	15,741	385,182
Newpark Resources, Inc.*	36,617	450,023
Northern Oil and Gas, Inc.*(a)	9,349	140,889
PDC Energy, Inc.*	3,008	160,086
Penn Virginia Corp.*	16,375	154,416
Petroquest Energy, Inc.*	17,833	77,039
Pioneer Energy Services Corp.*	50,893	407,653
SEACOR Holdings, Inc.*(a)	6,145	560,424
Stone Energy Corp.*	12,878	445,450
Swift Energy Co.*(a)	19,395	261,833
Tesco Corp.*	11,414	225,769
TETRA Technologies, Inc.*	31,015	383,345
Total Energy		10,527,625

Food & Staples Retailing—2.5%
Andersons, Inc.	26,794	2,389,221
Casey’s General Stores, Inc.	41,560	2,919,590
Spartan Stores, Inc.	45,596	1,107,071
Total Food & Staples Retailing		6,415,882

Food, Beverage & Tobacco—2.8%
Alliance One International, Inc.*	268,480	818,864
Annie’s, Inc.*	1,470	63,269
B&G Foods, Inc., Class A	8,243	279,520
Boston Beer Co., Inc., Class A*(a)	1,325	320,372
Calavo Growers, Inc.	8,867	268,315
Cal-Maine Foods, Inc.	9,217	555,140
Darling International, Inc.*	36,349	758,967
Diamond Foods, Inc.*(a)	13,922	359,745
J&J Snack Foods Corp.	4,146	367,294
Sanderson Farms, Inc.	15,229	1,101,514
Seneca Foods Corp., Class A*	17,254	550,230
Snyders-Lance, Inc.	25,347	727,966
TreeHouse Foods, Inc.*	13,220	911,122
Total Food, Beverage & Tobacco		7,082,318

Health Care Equipment & Services—9.3%
Abaxis, Inc.*(a)	1,998	79,960
Abiomed, Inc.*	2,321	62,064
Air Methods Corp.*(a)	6,479	377,920
Align Technology, Inc.*	4,588	262,204
Almost Family, Inc.*	4,544	146,908
Amedisys, Inc.*	35,543	519,994
AMN Healthcare Services, Inc.*	29,549	434,370
Amsurg Corp.*(a)	9,135	419,479
Analogic Corp.	2,596	229,902
Anika Therapeutics, Inc.*	913	34,840
Bio-Reference Labs, Inc.*(a)	10,548	269,396
Cantel Medical Corp.	4,940	167,515
Centene Corp.*	75,845	4,471,063
Chemed Corp.(a)	7,810	598,402
Computer Programs & Systems, Inc.	1,288	79,611
CONMED Corp.	7,594	322,745
CorVel Corp.*	3,703	172,930
Cross Country Healthcare, Inc.*	21,702	216,586

Investments	Shares	Value
CryoLife, Inc.	5,443	$60,363
Cyberonics, Inc.*	1,535	100,558
Cynosure, Inc., Class A*	3,265	87,110
Ensign Group, Inc.	7,951	351,991
Gentiva Health Services, Inc.*	55,219	685,268
Greatbatch, Inc.*	6,756	298,885
Haemonetics Corp.*	7,729	325,623
Hanger, Inc.*	11,432	449,735
HealthStream, Inc.*	1,616	52,956
Healthways, Inc.*	19,947	306,186
ICU Medical, Inc.*	1,998	127,293
Integra LifeSciences Holdings Corp.*(a)	7,352	350,764
Invacare Corp.	26,451	613,928
IPC The Hospitalist Co., Inc.*	4,014	238,391
Kindred Healthcare, Inc.	120,516	2,378,986
Landauer, Inc.	1,182	62,185
LHC Group, Inc.*	11,036	265,305
Magellan Health Services, Inc.*	22,977	1,376,552
Medidata Solutions, Inc.*	1,890	114,477
Meridian Bioscience, Inc.	2,970	78,794
Merit Medical Systems, Inc.*	11,425	179,830
Molina Healthcare, Inc.*(a)	80,278	2,789,661
MWI Veterinary Supply, Inc.*(a)	5,529	943,192
Natus Medical, Inc.*	6,579	148,028
Neogen Corp.*	1,679	76,730
NuVasive, Inc.*	8,369	270,570
Omnicell, Inc.*	5,966	152,312
PharMerica Corp.*	34,122	733,623
Quality Systems, Inc.	8,939	188,255
SurModics, Inc.*	996	24,292
Symmetry Medical, Inc.*	17,696	178,376
West Pharmaceutical Services, Inc.	11,247	551,778
Total Health Care Equipment & Services		23,427,886

Household & Personal Products—0.5%
Central Garden and Pet Co., Class A*	73,433	495,673
Inter Parfums, Inc.	7,448	266,713
Medifast, Inc.*	5,678	148,366
Prestige Brands Holdings, Inc.*	6,960	249,168
WD-40 Co.	1,943	145,103
Total Household & Personal Products		1,305,023

Insurance—2.3%
AMERISAFE, Inc.	3,513	148,389
eHealth, Inc.*	1,585	73,687
Employers Holdings, Inc.	9,158	289,851
HCI Group, Inc.(a)	2,012	107,642
Horace Mann Educators Corp.	13,902	438,469
Infinity Property & Casualty Corp.	8,312	596,386
Meadowbrook Insurance Group, Inc.	51,360	357,465
Navigators Group, Inc.*	6,211	392,287
ProAssurance Corp.	6,481	314,199
RLI Corp.	3,032	295,256
Safety Insurance Group, Inc.	5,564	313,253
Selective Insurance Group, Inc.	28,614	774,295
Stewart Information Services Corp.	26,984	870,774
Tower Group International Ltd.(a)	171,309	579,024
United Fire Group, Inc.	12,741	365,157
Total Insurance		5,916,134

The accompanying notes are an integral part of these financial statements.

18

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Materials—8.2%
A. Schulman, Inc.	25,442	$897,085
A.M. Castle & Co.*	33,634	496,774
AK Steel Holding Corp.*(a)	373,974	3,066,587
AMCOL International Corp.	13,121	445,852
American Vanguard Corp.	6,258	152,007
Balchem Corp.	2,377	139,530
Calgon Carbon Corp.*	11,617	238,962
Century Aluminum Co.*	60,194	629,629
Clearwater Paper Corp.*	15,071	791,227
Deltic Timber Corp.	1,205	81,868
Flotek Industries, Inc.*	7,426	149,040
FutureFuel Corp.	10,513	166,105
Globe Specialty Metals, Inc.	18,018	324,504
H.B. Fuller Co.	16,488	858,036
Hawkins, Inc.	3,859	143,516
Haynes International, Inc.	4,026	222,396
Headwaters, Inc.*	28,867	282,608
Innophos Holdings, Inc.	7,445	361,827
Kaiser Aluminum Corp.	7,807	548,364
KapStone Paper and Packaging Corp.*	10,928	610,438
Koppers Holdings, Inc.	13,634	623,755
Kraton Performance Polymers, Inc.*	23,161	533,861
LSB Industries, Inc.*	8,468	347,357
Materion Corp.	18,589	573,471
Myers Industries, Inc.	16,819	355,217
Neenah Paper, Inc.	8,049	344,256
Olympic Steel, Inc.	19,425	562,937
OM Group, Inc.*	15,124	550,665
Ph Glatfelter Co.	24,916	688,678
PolyOne Corp.	41,641	1,472,009
Quaker Chemical Corp.	3,929	302,808
RTI International Metals, Inc.*	9,281	317,503
Schweitzer-Mauduit International, Inc.	6,358	327,246
Stepan Co.	11,697	767,674
Stillwater Mining Co.*(a)	35,225	434,677
SunCoke Energy, Inc.*	31,396	716,143
Texas Industries, Inc.*	4,004	275,395
Tredegar Corp.	16,094	463,668
Wausau Paper Corp.	18,285	231,854
Zep, Inc.	15,383	279,355
Total Materials		20,774,884

Media—1.5%
Digital Generation, Inc.*	13,295	169,511
E.W. Scripps Co., Class A*	17,279	375,300
Harte-Hanks, Inc.	37,772	295,377
Live Nation Entertainment, Inc.*	137,002	2,707,160
Scholastic Corp.	4,848	164,880
Total Media		3,712,228

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.*	4,422	129,123
Affymetrix, Inc.*	16,041	137,471
Akorn, Inc.*(a)	5,064	124,726
Arqule, Inc.*	3,729	8,017
Cambrex Corp.*	6,416	114,397
Emergent Biosolutions, Inc.*	5,497	126,376
Hi-Tech Pharmacal Co., Inc.*	2,225	96,543
Impax Laboratories, Inc.*	9,602	241,394

Investments	Shares	Value
Ligand Pharmaceuticals, Inc., Class B*	374	$19,673
Luminex Corp.*	4,778	92,693
Medicines Co.*	7,239	279,570
Momenta Pharmaceuticals, Inc.*	812	14,356
PAREXEL International Corp.*	18,815	850,062
Questcor Pharmaceuticals, Inc.(a)	5,432	295,772
Spectrum Pharmaceuticals, Inc.*(a)	8,296	73,420
ViroPharma, Inc.*(a)	3,523	175,622
Total Pharmaceuticals, Biotechnology & Life Sciences		2,779,215

Real Estate Investment Trusts—1.3%
Acadia Realty Trust	2,749	68,258
Agree Realty Corp.	601	17,441
American Assets Trust, Inc.	3,317	104,253
Associated Estates Realty Corp.	4,721	75,772
Capstead Mortgage Corp.	7,331	88,558
Cedar Realty Trust, Inc.	9,744	60,997
CoreSite Realty Corp.	3,171	102,075
Cousins Properties, Inc.	7,130	73,439
DiamondRock Hospitality Co.	32,169	371,552
EastGroup Properties, Inc.	1,400	81,102
Epr Properties	2,798	137,550
Franklin Street Properties Corp.	6,692	79,969
Getty Realty Corp.	2,321	42,637
Government Properties Income Trust	3,819	94,902
Healthcare Realty Trust, Inc.	6,431	137,045
Inland Real Estate Corp.	6,967	73,293
Kite Realty Group Trust	8,002	52,573
LaSalle Hotel Properties(a)	12,576	388,095
Lexington Realty Trust	15,529	158,551
LTC Properties, Inc.	1,147	40,592
Medical Properties Trust, Inc.	7,811	95,450
Parkway Properties, Inc.	6,656	128,394
Pennsylvania Real Estate Investment Trust	9,636	182,891
Post Properties, Inc.	3,263	147,586
PS Business Parks, Inc.	1,954	149,325
Saul Centers, Inc.	1,679	80,139
Sovran Self Storage, Inc.	1,671	108,899
Tanger Factory Outlet Centers	4,777	152,960
Universal Health Realty Income Trust	532	21,312
Urstadt Biddle Properties, Inc., Class A	2,086	38,487
Total Real Estate Investment Trusts		3,354,097

Real Estate Management & Development—0.1%
Forestar Group, Inc.*	6,343	134,916

Retailing—10.9%
Aeropostale, Inc.*(a)	70,876	644,263
Barnes & Noble, Inc.*	188,839	2,823,143
Big 5 Sporting Goods Corp.	22,185	439,707
Blue Nile, Inc.*	3,871	182,285
Brown Shoe Co., Inc.	40,222	1,131,847
Buckle, Inc.(a)	8,883	466,890
Cato Corp., Class A	12,234	389,041
Children’s Place Retail Stores, Inc.*	13,335	759,695
Christopher & Banks Corp.*	23,335	199,281
Finish Line, Inc., Class A	23,387	658,812
Francesca’s Holdings Corp.*	6,317	116,296
Fred’s, Inc., Class A	45,505	842,753

The accompanying notes are an integral part of these financial statements.

19

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Retailing (continued)
FTD Cos., Inc.*	6,008	$195,741
Genesco, Inc.*	14,685	1,072,886
Group 1 Automotive, Inc.	49,943	3,546,952
Haverty Furniture Cos., Inc.	10,015	313,469
Hibbett Sports, Inc.*(a)	4,994	335,647
Jos. A. Bank Clothiers, Inc.*	7,518	411,460
Kirkland’s, Inc.*	7,282	172,365
Lithia Motors, Inc., Class A	22,966	1,594,300
Lumber Liquidators Holdings, Inc.*	4,295	441,913
MarineMax, Inc.*	15,091	242,663
Men’s Wearhouse, Inc.	19,229	982,217
Monro Muffler Brake, Inc.(a)	5,515	310,825
Nutrisystem, Inc.	7,963	130,912
Pep Boys-Manny, Moe & Jack*	65,826	799,128
PetMed Express, Inc.(a)	6,048	100,578
Pool Corp.	14,769	858,670
Select Comfort Corp.*	18,926	399,149
Sonic Automotive, Inc., Class A	148,168	3,627,153
Stage Stores, Inc.(a)	30,778	683,887
Stein Mart, Inc.	37,293	501,591
Tuesday Morning Corp.*	22,653	361,542
Vitamin Shoppe, Inc.*	8,051	418,733
VOXX International Corp., Class A*	20,275	338,592
Zale Corp.*	52,985	835,573
Zumiez, Inc.*	10,483	272,558
Total Retailing		27,602,517

Semiconductors & Semiconductor Equipment—1.7%
Advanced Energy Industries, Inc.*	9,499	217,147
ATMI, Inc.*	5,650	170,686
Brooks Automation, Inc.	18,289	191,852
Cabot Microelectronics Corp.*	3,958	180,881
Ceva, Inc.*	1,211	18,431
Cirrus Logic, Inc.*(a)	15,112	308,738
Cohu, Inc.	9,823	103,141
Diodes, Inc.*	14,533	342,397
DSP Group, Inc.*	6,884	66,844
Entropic Communications, Inc.*	25,487	120,044
Exar Corp.*	4,007	47,243
GT Advanced Technologies, Inc.*(a)	17,965	156,655
Hittite Microwave Corp.*	1,855	114,509
Kopin Corp.*	2,973	12,546
Kulicke & Soffa Industries, Inc.*	20,695	275,244
Micrel, Inc.	10,213	100,802
Microsemi Corp.*	17,122	427,194
MKS Instruments, Inc.	8,374	250,718
Monolithic Power Systems, Inc.*(a)	2,824	97,880
Nanometrics, Inc.*	2,902	55,283
Pericom Semiconductor Corp.*	6,159	54,569
Power Integrations, Inc.	2,564	143,122
Rubicon Technology, Inc.*(a)	2,365	23,532
Rudolph Technologies, Inc.*	7,057	82,849
Sigma Designs, Inc.*	20,291	95,774
Supertex, Inc.*	1,067	26,728
Tessera Technologies, Inc.	3,540	69,773
TriQuint Semiconductor, Inc.*	42,591	355,209

Investments	Shares	Value
Ultratech, Inc.*	2,967	$86,043
Veeco Instruments, Inc.*(a)	4,903	161,358
Total Semiconductors & Semiconductor Equipment		4,357,192

Software & Services—3.9%
Blackbaud, Inc.	5,839	219,838
Blucora, Inc.*	7,167	208,990
Bottomline Technologies, Inc.*(a)	3,056	110,505
CACI International, Inc., Class A*(a)	21,006	1,538,059
Cardtronics, Inc.*	8,001	347,643
CIBER, Inc.*	93,925	388,849
comScore, Inc.*	4,306	123,195
CSG Systems International, Inc.	10,502	308,759
Dealertrack Technologies, Inc.*(a)	4,429	212,946
Dice Holdings, Inc.*	12,154	88,116
Digital River, Inc.*	9,361	173,178
Ebix, Inc.(a)	5,962	87,761
EPIQ Systems, Inc.	11,865	192,332
Exlservice Holdings, Inc.*	7,155	197,621
Forrester Research, Inc.	3,181	121,705
Heartland Payment Systems, Inc.	18,453	919,698
Higher One Holdings, Inc.*(a)	8,264	80,657
iGate Corp.*	12,455	500,193
Interactive Intelligence Group, Inc.*	1,898	127,849
j2 Global, Inc.	4,307	215,393
Liquidity Services, Inc.*(a)	9,580	217,083
LivePerson, Inc.*	5,809	86,089
LogMeIn, Inc.*	2,017	67,670
Manhattan Associates, Inc.*	1,358	159,538
MAXIMUS, Inc.	11,662	513,011
MicroStrategy, Inc., Class A*	1,873	232,702
Monotype Imaging Holdings, Inc.	2,228	70,984
Netscout Systems, Inc.*	5,030	148,838
NIC, Inc.	4,414	109,776
OpenTable, Inc.*(a)	964	76,513
Perficient, Inc.*	6,575	153,986
Progress Software Corp.*	5,670	146,456
QuinStreet, Inc.*	15,610	135,651
Stamps.com, Inc.*	1,218	51,278
Synchronoss Technologies, Inc.*	4,453	138,355
Take-Two Interactive Software, Inc.*	24,989	434,059
Tangoe, Inc.*(a)	4,611	83,044
TeleTech Holdings, Inc.*(a)	20,025	479,399
Tyler Technologies, Inc.*	1,700	173,621
VASCO Data Security International, Inc.*	7,778	60,124
Virtusa Corp.*	3,555	135,410
XO Group, Inc.*	3,865	57,434
Total Software & Services		9,894,308

Technology Hardware & Equipment—9.8%
Agilysys, Inc.*	5,134	71,465
Anixter International, Inc.	29,507	2,650,909
ARRIS Group, Inc.*(a)	50,461	1,229,482
Avid Technology, Inc.*	27,900	227,385
Badger Meter, Inc.	2,490	135,705
Bel Fuse, Inc., Class B	6,399	136,363

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES SMALL CAP FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Benchmark Electronics, Inc.*	44,265	$1,021,636
Black Box Corp.	15,386	458,503
CalAmp Corp.*	2,841	79,463
Checkpoint Systems, Inc.*	19,759	311,599
Cognex Corp.*	4,054	154,782
Coherent, Inc.*	4,568	339,814
Comtech Telecommunications Corp.	4,427	139,539
CTS Corp.	14,130	281,328
Daktronics, Inc.	13,933	218,469
Digi International, Inc.*	6,594	79,919
DTS, Inc.*	2,180	52,276
Electro Scientific Industries, Inc.	9,165	95,866
Electronics For Imaging, Inc.*	7,374	285,595
FARO Technologies, Inc.*	2,055	119,806
FEI Co.	4,183	373,793
Harmonic, Inc.*	28,630	211,289
Insight Enterprises, Inc.*	87,771	1,993,279
Intevac, Inc.*	3,613	26,845
Ixia*	15,494	206,225
Littelfuse, Inc.	3,406	316,520
Measurement Specialties, Inc.*	2,566	155,731
Mercury Systems, Inc.*	8,180	89,571
Methode Electronics, Inc.	5,965	203,943
MTS Systems Corp.	3,443	245,314
NETGEAR, Inc.*(a)	17,302	569,928
Newport Corp.*	12,996	234,838
Oplink Communications, Inc.*	4,158	77,339
OSI Systems, Inc.*(a)	6,068	322,271
Park Electrochemical Corp.	2,623	75,333
PC-Tel, Inc.	4,375	41,869
Plexus Corp.*(a)	22,431	971,038
Procera Networks, Inc.*	2,079	31,227
QLogic Corp.*	17,989	212,810
Rofin-Sinar Technologies, Inc.*	9,001	243,207
Rogers Corp.*	3,531	217,156
Sanmina Corp.*	155,047	2,589,285
ScanSource, Inc.*	28,627	1,214,644
Super Micro Computer, Inc.*	27,603	473,667
Synaptics, Inc.*(a)	4,659	241,383
SYNNEX Corp.*	65,630	4,423,462
TTM Technologies, Inc.*	72,983	626,194
ViaSat, Inc.*	7,109	445,379
Total Technology Hardware & Equipment		24,923,444

Telecommunication Services—0.7%
Atlantic Tele-Network, Inc.	4,510	255,131
Cbeyond, Inc.*	28,698	198,016
Cincinnati Bell, Inc.*	157,444	560,501

General Communication, Inc., Class A*	31,814	354,726
Lumos Networks Corp.	3,929	82,509
NTELOS Holdings Corp.	10,146	205,253
USA Mobility, Inc.	5,936	84,766
Total Telecommunication Services		1,740,902

Transportation—2.5%
Allegiant Travel Co.	3,850	405,944
Arkansas Best Corp.	27,730	933,946
Atlas Air Worldwide Holdings, Inc.*	17,720	729,178
Forward Air Corp.	6,014	264,075

Investments	Shares	Value
Heartland Express, Inc.	12,035	$236,127
HUB Group, Inc., Class A*	36,079	1,438,830
Knight Transportation, Inc.	21,811	400,014
Saia, Inc.*	14,200	455,110
SkyWest, Inc.	90,415	1,340,854
Total Transportation		6,204,078

Utilities—2.8%
ALLETE, Inc.	8,386	418,294
American States Water Co.	6,947	199,587
Avista Corp.	23,387	659,279
El Paso Electric Co.	10,379	364,407
Laclede Group, Inc.	9,395	427,848
New Jersey Resources Corp.	27,859	1,288,200
Northwest Natural Gas Co.	6,935	296,957
NorthWestern Corp.	10,587	458,629
Piedmont Natural Gas Co., Inc.	15,768	522,867
South Jersey Industries, Inc.	5,201	291,048
Southwest Gas Corp.	14,620	817,404
UIL Holdings Corp.	17,664	684,480
UNS Energy Corp.	10,245	613,163
Total Utilities		7,042,163

Total Common Stocks
(Cost $191,751,387)		253,180,895

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—6.0%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05% (b)
(Cost $15,088,941)	15,088,941	15,088,941

Total Investments—106.0%
(Cost $206,840,328)		268,269,836
Liabilities in Excess of Other Assets—(6.0)%		(15,081,944)
Net Assets—100.0%		$253,187,892

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $14,973,615; total market value of the collateral held by the fund was $15,298,281. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $209,340.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS
REVENUESHARES FINANCIALS SECTOR FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Capital Markets—10.8%
Ameriprise Financial, Inc.	2,010	$231,250
Bank of New York Mellon Corp.	9,117	318,548
BlackRock, Inc.	653	206,655
Charles Schwab Corp.	4,181	108,706
E*Trade Financial Corp.*	2,067	40,596
Franklin Resources, Inc.	2,830	163,376
Goldman Sachs Group, Inc.	4,836	857,229
Invesco Ltd.	2,544	92,602
Legg Mason, Inc.	1,201	52,219
Morgan Stanley	23,099	724,385
Northern Trust Corp.	1,444	89,369
State Street Corp.	2,887	211,877
T. Rowe Price Group, Inc.	834	69,864
Total Capital Markets		3,166,676

Commercial Banks—12.3%
BB&T Corp.	5,863	218,807
Comerica, Inc.	1,108	52,674
Fifth Third Bancorp	7,171	150,806
Huntington Bancshares, Inc.	6,076	58,633
KeyCorp	6,632	89,002
M&T Bank Corp.	833	96,978
PNC Financial Services Group, Inc.	4,386	340,266
Regions Financial Corp.	11,686	115,575
SunTrust Banks, Inc.	4,926	181,326
U.S. Bancorp	10,671	431,108
Wells Fargo & Co.	40,000	1,816,000
Zions Bancorporation	1,604	48,056
Total Commercial Banks		3,599,231

Consumer Finance—5.3%
American Express Co.	8,089	733,915
Capital One Financial Corp.	6,685	512,138
Discover Financial Services	3,385	189,391
SLM Corp.	4,906	128,929
Total Consumer Finance		1,564,373

Diversified Financial Services—22.0%
Bank of America Corp.	128,200	1,996,074
Citigroup, Inc.	36,089	1,880,598
CME Group, Inc., Class A	698	54,765
IntercontinentalExchange Group, Inc.	123	27,665
JPMorgan Chase & Co.	37,239	2,177,737
Leucadia National Corp.	7,030	199,230
Moody’s Corp.	803	63,011
NASDAQ OMX Group, Inc.	1,555	61,889
Total Diversified Financial Services		6,460,969

Insurance—45.3%
ACE Ltd.	3,719	385,028
Aflac, Inc.	7,269	485,569
Allstate Corp.	12,690	692,113
American International Group, Inc.	25,097	1,281,202
AON PLC	2,809	235,647
Assurant, Inc.	2,681	177,938
Berkshire Hathaway, Inc., Class B*	30,838	3,656,153
Chubb Corp.	2,909	281,097
Cincinnati Financial Corp.	1,691	88,558
Genworth Financial, Inc., Class A*	12,434	193,100

Investments	Shares	Value
Hartford Financial Services Group, Inc.	15,624	$566,057
Lincoln National Corp.	4,537	234,200
Loews Corp.	6,221	300,101
Marsh & McLennan Cos., Inc.	5,004	241,993
MetLife, Inc.	25,629	1,381,916
Principal Financial Group, Inc.	3,599	177,467
Progressive Corp.	13,468	367,272
Prudential Financial, Inc.	17,186	1,584,893
Torchmark Corp.	968	75,649
Travelers Cos., Inc.	5,865	531,017
Unum Group	5,988	210,059
XL Group PLC	4,882	155,443
Total Insurance		13,302,472

Media—0.3%
McGraw Hill Financial, Inc.	1,314	102,755

Paper & Forest Products—0.6%
Weyerhaeuser Co.	5,367	169,436

Real Estate Investment Trusts—2.7%
American Tower Corp.	812	64,814
Apartment Investment & Management Co., Class A	764	19,795
AvalonBay Communities, Inc.	224	26,484
Boston Properties, Inc.	409	41,051
Equity Residential	881	45,698
General Growth Properties, Inc.	2,417	48,509
HCP, Inc.	1,115	40,497
Health Care REIT, Inc.	945	50,624
Host Hotels & Resorts, Inc.	6,084	118,273
Kimco Realty Corp.	928	18,328
Macerich Co. (The)	347	20,435
Plum Creek Timber Co., Inc.	575	26,743
Prologis, Inc.	976	36,063
Public Storage	256	38,533
Simon Property Group, Inc.	658	100,121
Ventas, Inc.	959	54,932
Vornado Realty Trust	617	54,783
Total Real Estate Investment Trusts		805,683

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A*	5,468	143,809

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	3,084	29,082
People’s United Financial, Inc.	1,776	26,853
Total Thrifts & Mortgage Finance		55,935

Total Investments—100.0%
(Cost $26,037,356)		29,371,339
Other Assets in Excess of Liabilities—0.0%†		5,372
Net Assets—100.0%		$29,376,711

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
†	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS
REVENUESHARES ADR FUND
DECEMBER 31, 2013 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—98.0%
Automobiles & Components—6.7%
Honda Motor Co. Ltd.(a)	10,507	$434,464
Magna International, Inc.	1,527	125,306
Toyota Motor Corp.(a)	8,245	1,005,230
Total Automobiles & Components		1,565,000

Banks—11.4%
Banco Bilbao Vizcaya Argentaria
SA(a)(b)	8,866	109,850
Banco Bradesco SA(a)	22,414	280,847
Banco de Chile(a)(b)	199	17,472
Banco Santander Chile(a)	770	18,149
Banco Santander SA(a)(b)	22,465	203,758
Bancolombia SA(a)	406	19,902
Bank of Montreal	1,124	74,926
Bank of Nova Scotia	1,639	102,519
Barclays PLC(a)	11,025	199,883
Canadian Imperial Bank of Commerce	726	62,008
Credicorp Ltd.	123	16,326
HSBC Holdings PLC(a)	5,127	282,652
KB Financial Group, Inc.(a)	25	1,013
Lloyds Banking Group PLC*(a)(b)	40,770	216,896
Mitsubishi UFJ Financial Group, Inc.(a)	31,000	207,080
Mizuho Financial Group, Inc.(a)(b)	28,563	124,535
National Bank of Greece SA*(a)	5,417	30,335
Royal Bank of Canada	1,940	130,426
Royal Bank of Scotland Group PLC*(a)(b)	14,655	166,041
Shinhan Financial Group Co. Ltd.(a)	60	2,742
Sumitomo Mitsui Financial Group, Inc.(a)(b)	14,166	148,601
Toronto-Dominion Bank	1,213	114,313
Westpac Banking Corp.(a)	4,922	142,984
Total Banks		2,673,258

Capital Goods—3.0%
ABB Ltd.*(a)	5,977	158,749
Embraer SA(a)	637	20,499
Koninklijke Philips NV	3,247	120,042
Nidec Corp.(a)(b)	1,309	32,345
Siemens AG(a)	2,765	382,980
Total Capital Goods		714,615

Consumer Durables & Apparel—1.4%
Gildan Activewear, Inc.	123	6,557
Luxottica Group S.p.A.(a)	656	35,372
Sony Corp.(a)	16,917	292,495
Total Consumer Durables & Apparel		334,424

Consumer Services—0.3%
Carnival PLC(a)	1,515	62,797
Intercontinental Hotels Group PLC(a)	193	6,452
Tim Hortons, Inc.	171	9,983
Total Consumer Services		79,232

Diversified Financials—3.6%
Credit Suisse Group AG*(a)	4,854	150,668
Deutsche Bank AG(b)	4,855	234,205
ING Groep NV*(a)	13,372	187,342
Nomura Holdings, Inc.(a)(b)	11,341	88,120

Investments	Shares	Value
ORIX Corp.(a)(b)	251	$22,364
UBS AG*	7,909	152,248
Total Diversified Financials		834,947

Energy—36.0%
BP PLC(a)	24,534	1,192,598
Cameco Corp.(b)	385	7,997
Canadian Natural Resources Ltd.	1,709	57,833
Cenovus Energy, Inc.	2,175	62,314
China Petroleum & Chemical Corp.(a)(b)	13,501	1,109,377
CNOOC Ltd.(a)	790	148,251
Ecopetrol SA(a)(b)	3,165	121,694
Enbridge, Inc.	2,698	117,849
Encana Corp.	1,164	21,010
Enerplus Corp.	218	3,963
ENI S.p.A.(a)	12,556	608,841
Imperial Oil Ltd.	2,518	111,371
Penn West Petroleum Ltd.(b)	987	8,251
PetroChina Co. Ltd.(a)(b)	10,088	1,107,057
Petroleo Brasileiro SA, Class A(a)	33,716	495,288
Royal Dutch Shell PLC, Class A(a)	12,253	873,271
Royal Dutch Shell PLC, Class B(a)	11,645	874,656
Statoil ASA(a)	17,210	415,277
Suncor Energy, Inc.	4,056	142,163
Talisman Energy, Inc.	1,527	17,790
Tenaris SA(a)	870	38,010
Total SA(a)	14,315	877,080
TransCanada Corp.	667	30,455
Total Energy		8,442,396

Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	6,874	74,858
Delhaize Group SA(a)	1,843	109,511
Total Food & Staples Retailing		184,369

Food, Beverage & Tobacco—3.2%
Ambev SA(a)	8,267	60,763
Anheuser-Busch InBev NV(a)	1,490	158,625
BRF SA(a)(b)	2,441	50,944
British American Tobacco PLC(a)	839	90,125
Diageo PLC(a)	521	68,991
Fomento Economico Mexicano SAB de CV(a)	729	71,347
Unilever NV	3,073	123,627
Unilever PLC(a)	3,005	123,806
Total Food, Beverage & Tobacco		748,228

Health Care Equipment & Services—0.5%
Catamaran Corp.*	1,042	49,474
Fresenius Medical Care AG & Co. KGaA(a)	1,470	52,303
Smith & Nephew PLC(a)	197	14,133
Total Health Care Equipment & Services		115,910

Insurance—4.8%
Aegon NV, Class G	21,062	199,668
Aviva PLC(a)(b)	14,927	226,144
China Life Insurance Co. Ltd.(a)	5,406	255,433
Manulife Financial Corp.	3,427	67,615

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES ADR FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Insurance (continued)
Prudential PLC(a)(b)	7,238	$325,710
Sun Life Financial, Inc.	1,374	48,543
Total Insurance		1,123,113

Materials—6.0%
Agnico-Eagle Mines Ltd.	198	5,223
Agrium, Inc.(b)	657	60,102
ArcelorMittal(b)	16,989	303,084
Barrick Gold Corp.	2,924	51,550
BHP Billiton Ltd.(a)	1,825	124,465
BHP Billiton PLC(a)	2,038	126,601
Cemex SAB de CV*(a)	4,705	55,660
Cia de Minas Buenaventura SA(a)	430	4,825
Cia Siderurgica Nacional SA(a)(b)	5,162	32,004
CRH PLC(a)	3,535	90,319
Eldorado Gold Corp.	762	4,336
Gerdau SA(a)	8,467	66,381
Goldcorp, Inc.	699	15,147
Kinross Gold Corp.	3,137	13,740
POSCO(a)	1,271	99,138
Potash Corp. of Saskatchewan, Inc.	834	27,489
Randgold Resources Ltd.(a)	44	2,764
Rio Tinto PLC(a)(b)	3,434	193,781
Silver Wheaton Corp.	120	2,423
Sociedad Quimica y Minera de Chile SA(a)	331	8,566
Southern Copper Corp.	826	23,715
Syngenta AG(a)	677	54,119
Teck Resources Ltd., Class B	1,467	38,157
Yamana Gold, Inc.(b)	818	7,051
Total Materials		1,410,640

Media—0.9%
Grupo Televisa SAB(a)	657	19,881
Pearson PLC(a)	1,236	27,686
Reed Elsevier NV(a)	413	17,623
Reed Elsevier PLC(a)	279	16,754
Shaw Communications, Inc., Class B	748	18,206
Thomson Reuters Corp.	1,221	46,178
WPP PLC(a)	575	66,045
Total Media		212,373

Pharmaceuticals, Biotechnology & Life Sciences—3.1%
AstraZeneca PLC(a)	1,606	95,348
GlaxoSmithKline PLC(a)	2,844	151,841
Novartis AG(a)	2,684	215,740
Novo Nordisk A/S(a)	296	54,689
Perrigo Co. PLC	1	153
QIAGEN NV*	180	4,286
Sanofi(a)	3,091	165,770
Shire PLC(a)	130	18,368
Valeant Pharmaceuticals International, Inc.*	157	18,432
Total Pharmaceuticals, Biotechnology & Life Sciences		724,627

Real Estate—0.3%
Brookfield Asset Management, Inc., Class A	1,983	77,000

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.5%
ARM Holdings PLC(a)(b)	76	$4,160
ASML Holding NV, Class G	236	22,113
STMicroelectronics NV, Class Y(b)	3,933	31,464
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,509	61,197
Total Semiconductors & Semiconductor Equipment		118,934

Software & Services—0.4%
SAP AG(a)(b)	967	84,264

Technology Hardware & Equipment—2.4%
Alcatel-Lucent*(a)	15,025	66,110
BlackBerry Ltd.*(b)	7,336	54,653
Canon, Inc.(a)(b)	4,439	142,048
Kyocera Corp.(a)(b)	1,081	54,201
Nokia OYJ*(a)	15,567	126,249
Telefonaktiebolaget LM Ericsson(a)	10,422	127,565
Total Technology Hardware & Equipment		570,826

Telecommunication Services—10.8%
America Movil SAB de CV, Series R(a)	9,743	227,694
BCE, Inc.	1,640	70,996
BT Group PLC(a)	1,689	106,626
China Mobile Ltd.(a)	6,754	353,167
Chunghwa Telecom Co. Ltd.(a)(b)	723	22,384
Nippon Telegraph & Telephone Corp.(a)	18,148	490,722
NTT DoCoMo, Inc.(a)	12,303	203,122
Oi SA(a)(b)	31,030	49,338
Orange(a)	16,448	203,133
Portugal Telecom SGPS SA(a)(b)	6,394	27,622
Rogers Communications, Inc., Class B	985	44,571
Telecom Italia S.p.A.(a)	14,433	143,753
Telefonica SA(a)	17,602	287,617
TELUS Corp.	1,145	39,434
Vodafone Group PLC(a)	6,789	266,875
Total Telecommunication Services		2,537,054

Transportation—0.5%
Canadian National Railway Co.	642	36,607
Canadian Pacific Railway Ltd.	141	21,336
Latam Airlines Group SA(a)(b)	2,833	46,206
Ryanair Holdings PLC*(a)	460	21,588
Total Transportation		125,737

Utilities—1.4%
Cia Energetica de Minas Gerais(a)(b)	3,487	27,164
CPFL Energia SA(a)	1,576	25,232
Empresa Nacional de Electricidad SA(a)	313	13,954
Enersis SA(a)	3,001	44,985
National Grid PLC(a)	1,337	87,333
TransAlta Corp.	627	7,950
Veolia Environnement SA(a)	7,237	118,397
Total Utilities		325,015

Total Common Stocks
(Cost $21,777,304)		23,001,962

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES ADR FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
PREFERRED STOCKS—1.7%
Banks—0.9%
Itau Unibanco Holding SA(a)	15,730	$213,456

Materials—0.7%
Vale SA, Class B(a)	12,652	177,255

Utilities—0.1%
Cia Paranaense de Energia-Copel
Preference B(a)(b)	1,167	15,334

Total Preferred Stocks
(Cost $631,783)		406,045

RIGHTS—0.0%†
Transportation—0.0%†
Latam Airlines Group SA(b)
(Cost $0)	395	430

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—13.7%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05%(c)
(Cost $3,204,470)	3,204,470	3,204,470

Total Investments—113.4%
(Cost $25,613,557)		26,612,907
Liabilities in Excess of Other Assets—(13.4)%		(3,134,906)
Net Assets—100.0%		$23,478,001

Country	Value	% of Net Assets
Australia	$267,449	1.1%
Belgium	268,136	1.1
Brazil	1,514,504	6.5
Canada	1,987,069	8.5
Chile	224,621	1.0
China	1,362,491	5.8
Colombia	141,596	0.6
Denmark	54,689	0.2
Finland	126,248	0.5
France	1,430,491	6.1
Germany	753,752	3.2
Greece	30,335	0.1
Hong Kong	1,610,795	6.9
Ireland	130,275	0.6
Italy	787,965	3.4
Japan	3,245,329	13.8
Jersey Islands	2,764	0.0 †
Luxembourg	341,094	1.5
Mexico	374,582	1.6
Netherlands	2,422,627	10.3
Norway	415,277	1.8
Peru	21,150	0.1
Portugal	27,622	0.1
South Korea	102,893	0.4
Spain	601,224	2.6
Sweden	127,565	0.5
Switzerland	762,989	3.3
Taiwan	83,581	0.4
United Kingdom	4,119,278	17.5
United States	3,274,516	13.9
Total Investments	26,612,907	113.4
Liabilities in Excess of Other Assets	(3,134,906)	(13.4)
Net Assets	$23,478,001	100.0%

†	Less than 0.05%

PLC – Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $3,150,686; total market value of the collateral held by the fund was $3,231,300. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,830.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

25

SCHEDULE OF INVESTMENTS
REVENUESHARES NAVELLIER OVERALL A-100 FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—1.2%
Shiloh Industries, Inc.*	2,041	$39,800
Standard Motor Products, Inc.	819	30,139
Winnebago Industries, Inc.*	880	24,156
Total Automobiles & Components		94,095

Banks—1.6%
BofI Holding, Inc.*	618	48,470
Fidelity Southern Corp.	2,059	34,200
MutualFirst Financial, Inc.	682	11,683
Pulaski Financial Corp.	1,002	11,282
Waterstone Financial, Inc.*	1,207	13,398
Total Banks		119,033

Capital Goods—10.6%
Aceto Corp.	1,703	42,592
China Yuchai International Ltd.	5,337	111,383
Federal Signal Corp.*	3,231	47,334
Graham Corp.	160	5,806
Huntington Ingalls Industries, Inc.	5,846	526,199
Middleby Corp.*	218	52,314
PGT, Inc.*	1,102	11,152
Sparton Corp.*	837	23,394
Total Capital Goods		820,174

Commercial & Professional Services—1.4%
Barrett Business Services, Inc.	456	42,289
Huron Consulting Group, Inc.*	537	33,681
Portfolio Recovery Associates, Inc.*(a)	627	33,131
Total Commercial & Professional Services		109,101

Consumer Durables & Apparel—3.9%
Dixie Group, Inc. (The)*	1,964	25,925
Hanesbrands, Inc.	3,574	251,145
Iconix Brand Group, Inc.*	575	22,827
Total Consumer Durables & Apparel		299,897

Consumer Services—5.1%
China Distance Education Holdings Ltd.*(a)(b)	265	4,953
Cracker Barrel Old Country Store, Inc.	747	82,222
Melco Crown Entertainment Ltd.*(b)	7,200	282,384
Monarch Casino & Resort, Inc.*	750	15,060
Nathan’s Famous, Inc.*	197	9,931
Total Consumer Services		394,550

Diversified Financials—10.6%
Apollo Global Management LLC, Class A	9,698	306,554
CBOE Holdings, Inc.	484	25,149
FBR & Co.*	501	13,216
Financial Engines, Inc.	268	18,621
FXCM, Inc., Class A	1,261	22,496
Gain Capital Holdings, Inc.	2,081	15,628
MarketAxess Holdings, Inc.	266	17,787
Nelnet, Inc., Class A	937	39,485
SLM Corp.	13,707	360,220
Total Diversified Financials		819,156

Investments	Shares	Value
Energy—1.0%
Cabot Oil & Gas Corp.	2,005	$77,714

Food & Staples Retailing—0.1%
Liberator Medical Holdings, Inc.	1,245	5,192

Food, Beverage & Tobacco—6.3%
Gruma S.A.B. de CV*(a)(b)	10,774	328,392
Industrias Bachoco S.A.B. de CV(b)	3,927	158,140
Total Food, Beverage & Tobacco		486,532

Health Care Equipment & Services—1.4%
Addus HomeCare Corp.*	653	14,660
Anika Therapeutics, Inc.*	162	6,182
CorVel Corp.*	605	28,253
Fonar Corp.*	244	5,153
Medidata Solutions, Inc.*	382	23,138
Providence Service Corp. (The)*	1,315	33,822
Total Health Care Equipment & Services		111,208

Household & Personal Products—2.7%
Nu Skin Enterprises, Inc., Class A	1,512	208,989

Insurance—12.8%
American Equity Investment Life Holding Co.	4,742	125,094
American National Insurance Co.	1,576	180,515
AmTrust Financial Services, Inc.	3,322	108,596
Arch Capital Group Ltd.*	2,096	125,110
Endurance Specialty Holdings Ltd.	2,841	166,681
Federated National Holding Co.	519	7,593
HCI Group, Inc.(a)	938	50,183
StanCorp Financial Group, Inc.	2,683	177,749
United Insurance Holdings Corp.	1,131	15,925
Universal Insurance Holdings, Inc.	2,123	30,741
Total Insurance		988,187

Materials—3.0%
American Pacific Corp.*	451	16,804
CaesarStone Sdot-Yam Ltd.	510	25,332
Chase Corp.	552	19,485
Packaging Corp. of America	1,924	121,751
Yongye International, Inc.*(a)	7,192	46,029
Total Materials		229,401

Media—2.4%
Crown Media Holdings, Inc., Class A*	5,385	19,009
Lions Gate Entertainment Corp.	2,795	88,490
Reed Elsevier NV(b)	846	36,099
Reed Elsevier PLC(a)(b)	643	38,612
Total Media		182,210

The accompanying notes are an integral part of these financial statements.

26

SCHEDULE OF INVESTMENTS — continued
REVENUESHARES NAVELLIER OVERALL A-100 FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—12.8%
BioSpecifics Technologies Corp.*	46	$997
China Biologic Products, Inc.*	208	6,001
Covance, Inc.*	877	77,229
Gentium S.p.A.*(b)	67	3,826
Gilead Sciences, Inc.*	4,946	371,692
Jazz Pharmaceuticals PLC*	382	48,346
Lannett Co., Inc.*	926	30,650
Questcor Pharmaceuticals, Inc.(a)	961	52,326
Thermo Fisher Scientific, Inc.	3,584	399,078
Total Pharmaceuticals, Biotechnology & Life Sciences		990,145

Real Estate—0.1%
China HGS Real Estate, Inc.*(a)	821	4,885

Retailing—4.7%
Conn’s, Inc.*	637	50,189
Ctrip.com International Ltd.*(b)	737	36,570
Netflix, Inc.*	652	240,047
Overstock.com, Inc.*(a)	1,227	37,779
Total Retailing		364,585

Software & Services—7.7%
Autobytel, Inc.*	446	6,748
Bitauto Holdings Ltd.*(b)	1,120	35,795
Broadridge Financial Solutions, Inc.	4,613	182,306
Fleetcor Technologies, Inc.*	457	53,547
Phoenix New Media Ltd.*(a)(b)	798	7,685
Qihoo 360 Technology Co. Ltd.*(b)	269	22,071
SouFun Holdings Ltd.(b)	488	40,216
Tyler Technologies, Inc.*	398	40,648
Yahoo!, Inc.*	4,603	186,145
YY, Inc.*(a)(b)	362	18,201
Total Software & Services		593,362

Technology Hardware & Equipment—2.0%
Alliance Fiber Optic Products, Inc.(a)	809	12,175
CalAmp Corp.*	2,177	60,891
Methode Electronics, Inc.	1,267	43,319
Silicom Ltd.	56	2,560
Ubiquiti Networks, Inc.*	704	32,356
Total Technology Hardware & Equipment		151,301

Telecommunication Services—6.3%
NTELOS Holdings Corp.	1,737	35,139
SK Telecom Co. Ltd.(a)(b)	18,153	446,927
Total Telecommunication Services		482,066

Investments	Shares	Value
Transportation—2.3%
Copa Holdings SA, Class A	387	$61,963
Spirit Airlines, Inc.*	2,608	118,429
Total Transportation		180,392

Total Common Stocks
(Cost $6,415,326)		7,712,175

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—8.5%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05% (c)
(Cost $655,244)	655,244	655,244

Total Investments—108.5%
(Cost $7,070,570)		8,367,419
Liabilities in Excess of Other Assets—(8.5)%		(657,488)
Net Assets—100.0%		$7,709,931

LLC – Limited Liability Corporation

PLC – Public Limited Company

*	Non-income producing security
(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $643,065; total market value of the collateral held by the fund was $655,244.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

27

SCHEDULE OF INVESTMENTS
REVENUESHARES ULTRA DIVIDEND FUND
DECEMBER 31, 2013 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.8%
Banks—1.0%
New York Community Bancorp, Inc.	2,735	$46,085
People’s United Financial, Inc.	2,075	31,374
Valley National Bancorp	1,708	17,285
Total Banks		94,744

Commercial & Professional Services—4.0%
Pitney Bowes, Inc.	4,635	107,996
R.R. Donnelley & Sons Co.	12,380	251,066
Total Commercial & Professional Services		359,062

Consumer Durables & Apparel—0.7%
Garmin Ltd.	1,278	59,069

Diversified Financials—0.8%
Apollo Investment Corp.	825	6,996
CME Group, Inc.	813	63,788
Total Diversified Financials		70,784

Energy—10.9%
ConocoPhillips	6,390	451,453
Diamond Offshore Drilling, Inc.	1,204	68,532
HollyFrontier Corp.	9,411	467,633
Total Energy		987,618

Food, Beverage & Tobacco—8.0%
Altria Group, Inc.	10,818	415,303
Lorillard, Inc.	2,273	115,196
Reynolds American, Inc.	3,897	194,811
Total Food, Beverage & Tobacco		725,310

Insurance—2.2%
Mercury General Corp.	1,328	66,015
Old Republic International Corp.	7,559	130,544
Total Insurance		196,559

Materials—3.7%
Cliffs Natural Resources, Inc.(a)	5,503	144,233
Newmont Mining Corp.	8,396	193,360
Total Materials		337,593

Real Estate Investment Trusts—4.2%
BioMed Realty Trust, Inc.	759	13,753
Corporate Office Properties Trust	560	13,266
Duke Realty Corp.	1,751	26,335
HCP, Inc.	1,304	47,361
Health Care REIT, Inc.	1,114	59,677
Highwoods Properties, Inc.(a)	341	12,334
Home Properties, Inc.	290	15,550
Hospitality Properties Trust	1,285	34,733
Liberty Property Trust	472	15,987
Mack-Cali Realty Corp.	736	15,809
Mid-America Apartment Communities, Inc.	205	12,452
National Retail Properties, Inc.(a)	259	7,855
Omega Healthcare Investors, Inc.	284	8,463
Realty Income Corp.	387	14,447
Senior Housing Properties Trust	760	16,895
Ventas, Inc.	1,120	64,154
Total Real Estate Investment Trusts		379,071

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.3%
Cypress Semiconductor Corp.*	1,719	$18,050
Intersil Corp., Class A	1,149	13,179
Total Semiconductors & Semiconductor Equipment		31,229

Telecommunication Services—17.5%
AT&T, Inc.	12,986	456,587
CenturyLink, Inc.	13,368	425,771
Frontier Communications Corp.(a)	24,559	114,199
Verizon Communications, Inc.	9,220	453,071
Windstream Holdings, Inc.(a)	17,212	137,352
Total Telecommunication Services		1,586,980

Utilities—46.5%
AGL Resources, Inc.	2,220	104,851
Ameren Corp.	3,897	140,915
American Electric Power Co., Inc.	7,516	351,298
Consolidated Edison, Inc.	5,214	288,230
Duke Energy Corp.	6,508	449,117
Entergy Corp.	4,138	261,811
Exelon Corp.	15,869	434,652
FirstEnergy Corp.	10,561	348,302
Hawaiian Electric Industries, Inc.	2,900	75,574
Integrys Energy Group, Inc.	2,189	119,103
Pepco Holdings, Inc.	5,343	102,212
PG&E Corp.	8,650	348,422
PPL Corp.	9,474	285,073
Public Service Enterprise Group, Inc.	7,149	229,054
SCANA Corp.	2,185	102,542
Southern Co.	9,521	391,408
TECO Energy, Inc.(a)	3,841	66,219
Vectren Corp.	1,603	56,906
Westar Energy, Inc.	1,675	53,885
Total Utilities		4,209,574

Total Common Stocks
(Cost $8,966,780)		9,037,593

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—4.4%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.05% (b)
(Cost $399,886)	399,886	399,886

Total Investments—104.2%
(Cost $9,366,666)		9,437,479
Liabilities in Excess of Other Assets—(4.2)%		(383,028)
Net Assets—100.0%		$9,054,451

* Non-income producing security

(a)	All or a portion of security was on loan. The aggregate market value of the securities on loan was $382,777; total market value of the collateral held by the fund was $399,886.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

28

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund
ASSETS:
Investments at value
(including securities
on loan) (Note 5)[1]	$209,077,961	$176,228,269	$268,269,836	$29,371,339	$26,612,907	$8,367,419	$9,437,479
Cash	192,876	1,055,926	606,067	27,133	42,518	749	25,799
Receivables:
Expense
reimbursement
due from
Adviser	—	—	—	—	—	1,172	523
Investment securities
sold	902,311	445,476	755,681	33,758	186,819	53,356	64,745
Dividends	269,298	118,023	287,149	18,735	33,966	6,079	21,222
Capital shares sold	—	—	8,060,986	—	—	—	—
Securities lending
income, net
(Note 2)	368	2,629	11,691	—	1,831	351	136
Reclaims	—	—	—	—	47,671	502	—
Prepaid expenses	3,676	2,784	3,486	743	351	430	97
Total Assets	210,446,490	177,853,107	277,994,896	29,451,708	26,926,063	8,430,058	9,550,001
LIABILITIES:
Payables:
Investment of cash
collateral for
securities on loan
(Note 2)	1,412,973	8,921,783	15,088,941	—	3,204,470	655,244	399,886
Investment securities
purchased	—	225,288	8,254,828	—	—	29,059	—
Income Distributions
(Note 7)	1,133,894	491,733	788,211	59,351	224,760	26,155	83,094
Capital Gains
Distributions
(Note 7)	—	807,714	552,449	—	—	—	—
Advisory fees (Note 3)	42,361	41,932	66,199	2,671	505	—	—
Compliance Officer
fees	9,367	5,276	6,942	—	—	—	—
Trustees fees	3,684	2,263	2,298	1,440	486	1,286	156
Other accrued expenses	55,973	52,609	47,136	11,535	17,841	8,383	12,414
Total Liabilities	2,658,252	10,548,598	24,807,004	74,997	3,448,062	720,127	495,550
NET ASSETS	$207,788,238	$167,304,509	$253,187,892	$29,376,711	$23,478,001	$7,709,931	$9,054,451
NET ASSETS CONSIST OF:
Paid-in capital	$135,418,924	$116,322,173	$173,205,223	$24,291,831	$26,325,243	$6,507,265	$8,985,790
Undistributed net
investment income
(loss)	(387,368)	(134,331)	(1,132,628)	14,549	(114,005)	(12,972)	(15,768)
Accumulated net realized
gain (loss) on
investments	9,013,419	12,622,362	19,685,789	1,736,348	(3,732,587)	(81,211)	13,616
Net unrealized
appreciation on
investments	63,743,263	38,494,305	61,429,508	3,333,983	999,350	1,296,849	70,813
NET ASSETS	$207,788,238	$167,304,509	$253,187,892	$29,376,711	$23,478,001	$7,709,931	$9,054,451
Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	5,701,400	3,751,400	4,701,400	650,000	600,000	150,000	350,000
Net asset value, per
share	$36.45	$44.60	$53.85	45.19	$39.13	$51.40	$25.87
Investment at cost	$145,334,698	$137,733,964	$206,840,328	$26,037,356	$25,613,557	$7,070,570	$9,366,666
[1] Market value of
securities on loan:	$1,429,336	$8,644,238	$14,973,615	—	$3,150,686	$643,065	$382,777

The accompanying notes are an integral part of these financial statements.

29

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund[1]
INVESTMENT INCOME:
Dividend income	$1,915,517	$996,924	$1,128,049	$238,616	$358,991	$48,413	$74,034
Foreign withholding tax	(560)	—	—	—	(38,418)	(1,295)	—
Securities lending
income, net (Note 2)	4,322	15,922	57,489	54	10,544	1,924	289
Total Income	1,919,279	1,012,846	1,185,538	238,670	331,117	49,042	74,323
EXPENSES:
Advisory fees (Note 3)	414,136	370,210	503,241	71,302	69,208	21,501	6,426
BNY Fund Services fees	132,403	111,032	136,817	27,451	24,055	8,595	3,545
Professional fees	36,344	28,246	33,560	11,574	11,458	8,662	7,874
Compliance Officer fees	21,026	15,261	19,458	3,313	2,714	794	311
Printing and Postage	14,957	11,989	14,516	2,481	3,159	1,166	280
Trustees fees	9,219	6,703	8,532	1,237	1,196	173	156
NYSE Calculation fees	3,022	3,023	3,022	3,006	3,023	3,012	1,416
NYSE Listing fees	2,539	2,539	2,539	2,541	2,541	2,609	1,367
Other Expenses	4,261	3,247	3,824	1,225	1,166	885	605
Total Expenses	637,907	552,250	725,509	124,130	118,520	47,397	21,980
Less expense waivers
and reimbursements
(Note 3)	(186,959)	(152,424)	(182,009)	(46,486)	(62,000)	(25,895)	(14,983)
Net Expenses	450,948	399,826	543,500	77,644	56,520	21,502	6,997
Net Investment Income	1,468,331	613,020	642,038	161,026	274,597	27,540	67,326
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on investments	1,466,426	(222,393)	(274,102)	7,045	(307,296)	276,333	13,616
Net realized gain on
in-kind redemptions	10,945,988	14,402,955	21,504,709	3,168,051	566,639	—	—
Total net realized gain	12,412,414	14,180,562	21,230,607	3,175,096	259,343	276,333	13,616
Net change in unrealized
appreciation
(depreciation) on
investments	16,568,094	9,912,821	21,253,984	710,722	3,122,256	955,485	70,813
Net realized and
unrealized gain on
investments	28,980,508	24,093,383	42,484,591	3,885,818	3,381,599	1,231,818	84,429
Net Increase in Net
Assets Resulting
From Operations	$30,448,839	$24,706,403	$43,126,629	$4,046,844	$3,656,196	$1,259,358	$151,755

[1]	Commencement of operations was October 1, 2013.

The accompanying notes are an integral part of these financial statements.

30

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
OPERATIONS:
Net investment income	$1,468,331	$3,145,355	$613,020	$1,352,194	$642,038	$1,283,240
Net realized gain (loss) on
investments and in-kind
redemptions	12,412,414	6,061,501	14,180,562	12,622,390	21,230,607	1,711,974
Net change in unrealized
appreciation (depreciation)
on investments	16,568,094	28,706,563	9,912,821	14,220,744	21,253,984	32,237,520
Net increase in net assets
resulting from operations	30,448,839	37,913,419	24,706,403	28,195,328	43,126,629	35,232,734
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(2,609,969)	(3,079,803)	(1,019,648)	(1,079,903)	(2,135,006)	(1,172,877)
Realized gains	—	—	(807,714)	(460,717)	(552,449)	(474,726)
Total distributions to
shareholders	(2,609,969)	(3,079,803)	(1,827,362)	(1,540,620)	(2,687,455)	(1,647,603)
SHAREHOLDER
TRANSACTIONS:
Proceeds from shares sold	27,820,799	10,107,207	61,061,163	21,289,708	125,010,596	15,785,481
Cost of shares redeemed	(29,896,591)	(19,199,413)	(40,200,796)	(46,936,774)	(65,703,122)	(5,530,374)
Net increase (decrease) in
net assets resulting from
shareholder transactions	(2,075,792)	(9,092,206)	20,860,367	(25,647,066)	59,307,474	10,255,107
Increase (Decrease) in
net assets	25,763,078	25,741,410	43,739,408	1,007,642	99,746,648	43,840,238
NET ASSETS:
Beginning of the period	182,025,160	156,283,750	123,565,101	122,557,459	153,441,244	109,601,006
End of the period	$207,788,238	$182,025,160	$167,304,509	$123,565,101	$253,187,892	$153,441,244
Undistributed net investment
income (loss) included in
net assets at end of period	$(387,368)	$754,270	$(134,331)	$ 272,297	$(1,132,628)	$360,340
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	5,801,400	6,201,400	3,251,400	4,101,400	3,501,400	3,251,400
Shares sold	800,000	350,000	1,450,000	600,000	2,500,000	400,000
Shares redeemed	(900,000)	(750,000)	(950,000)	(1,450,000)	(1,300,000)	(150,000)
Shares outstanding,
end of period	5,701,400	5,801,400	3,751,400	3,251,400	4,701,400	3,501,400

The accompanying notes are an integral part of these financial statements.

31

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund		RevenueShares Ultra Dividend Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	For the Period October 31, 2013[1] to December 31, 2013
OPERATIONS:
Net investment income	$161,026	$139,771	$274,597	$811,517	$27,540	$150,851	$67,326
Net realized gain (loss)
on investments and
in-kind redemptions	3,175,096	(217,509)	259,343	(1,009,137)	276,333	1,214,309	13,616
Net change in unrealized
appreciation
(depreciation) on
investments	710,722	4,301,291	3,122,256	2,860,112	955,485	(288,549)	70,813
Net increase in net assets
resulting from
operations	4,046,844	4,223,553	3,656,196	2,662,492	1,259,358	1,076,611	151,755
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment income	(183,276)	(116,947)	(650,781)	(695,468)	(119,412)	(84,688)	(83,094)
Realized gains	—	—	—	—	—	—	—
Total distributions to
shareholders	(183,276)	(116,947)	(650,781)	(695,468)	(119,412)	(84,688)	(83,094)
SHAREHOLDER
TRANSACTIONS:
Proceeds from
shares sold	8,382,334	17,282,827	—	—	—	—	8,985,790
Cost of shares
redeemed	(12,378,478)	(1,547,478)	(3,645,046)	(14,436,425)	—	(2,007,397)	—
Net increase (decrease) in
net assets resulting
from shareholder
transactions	(3,996,144)	15,735,349	(3,645,046)	(14,436,425)	—	(2,007,397)	8,985,790
Increase (Decrease) in
net assets	(132,576)	19,841,955	(639,631)	(12,469,401)	1,139,946	(1,015,474)	9,054,451
NET ASSETS:
Beginning of the period	29,509,287	9,667,332	24,117,632	36,587,033	6,569,985	7,585,459	—
End of the period	$29,376,711	$29,509,287	$23,478,001	$24,117,632	$7,709,931	$6,569,985	$9,054,451
Undistributed net
investment income
(loss) included in net
assets at end of
period	$14,549	$36,799	$(114,005)	$259,276	$(12,972)	$78,900	$(15,768)
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	750,000	350,000	700,000	1,150,000	150,000	200,000	—
Shares sold	200,000	450,000	—	—	—	—	350,000
Shares redeemed	(300,000)	(50,000)	(100,000)	(450,000)	—	(50,000)	—
Shares outstanding,
end of period	650,000	750,000	600,000	700,000	150,000	150,000	350,000

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

32

FINANCIAL HIGHLIGHTS
REVENUESHARES LARGE CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009[1]
Per Share Operating
Performance:
Net asset value, beginning
of period	$31.38	$25.20	$25.00	$19.40	$16.63	$22.87
Net investment income[2]	0.27	0.54 [6]	0.41	0.39	0.29	0.33
Net realized and unrealized gain
(loss) on investments	5.26	6.17	0.21[3]	5.57	2.74	(6.34)
Total gain (loss) from investment
operations	5.53	6.71	0.62	5.96	3.03	(6.01)
Less Distributions from:
Net investment income	(0.46)	(0.53)	(0.42)	(0.36)	(0.26)	(0.23)
Net asset value, end of period	$36.45	$31.38	$25.20	$25.00	$19.40	$16.63
Total Return at Net Asset Value[4]	17.76%	26.98%	2.59%	30.97%	18.21%	(26.27)%
Total Return at Market Value[4]	17.92%	26.86%	2.57%	30.94%	17.99%	(26.52)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$207,788	$182,025	$156,284	$201,301	$138,721	$53,233
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	0.69%[5]	0.71%	0.75%	0.73%	0.85%	1.89%
Net investment income, net of
waivers and reimbursements	1.60%[5]	1.93%[6]	1.72%	1.68%	1.44%	2.05%
Portfolio turnover rate[7]	10.14%	23.47%	29.05%	12.73%	6.72%	23.67%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[5]	Annualized for periods less than one year.
[6]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

33

FINANCIAL HIGHLIGHTS — continued
REVENUESHARES MID CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009[1]
Per Share Operating Performance:
Net asset value, beginning
of period	$38.00	$29.88	$31.69	$23.04	$18.84	$24.17
Net investment income[2]	0.17	0.39 [5]	0.23	0.18	0.17	0.18
Net realized and unrealized gain
(loss) on investments	6.94	8.18	(1.15)	8.64	4.18	(5.36)
Total gain (loss) from investment
operations	7.11	8.57	(0.92)	8.82	4.35	(5.18)
Less Distributions from:
Net investment income	(0.29)	(0.31)	(0.22)	(0.17)	(0.15)	(0.15)
Realized gains	(0.22)	(0.14)	(0.67)	—	—	—
Total distributions	(0.51)	(0.45)	(0.89)	(0.17)	(0.15)	(0.15)
Net asset value, end of period	$44.60	$38.00	$29.88	$31.69	$23.04	$18.84
Total Return at Net Asset Value[3]	18.76%	28.95%	(2.72)%	38.40%	23.07%	(21.39)%
Total Return at Market Value[3]	18.72%	29.25%	(2.80)%	38.42%	22.86%	(21.71)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$167,305	$123,565	$122,557	$144,235	$100,270	$30,166
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers
and reimbursements	0.75%[4]	0.80%	0.82%	0.81%	0.89%	2.02%
Net investment income, net of
waivers and reimbursements	0.83%[4]	1.17%[5]	0.77%	0.61%	0.71%	1.12%
Portfolio turnover rate[6]	13.41%	44.42%	55.02%	38.03%	14.51%	35.25%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

34

FINANCIAL HIGHLIGHTS — continued
REVENUE SHARES SMALL CAP FUND

For a share outstanding throughout each period presented.

Six-Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
		2013	2012	2011	2010	2009[1]
Per Share Operating Performance:
Net asset value, beginning
of period	$43.82	$33.71	$34.47	$25.41	$20.04	$23.35
Net investment income[2]	0.16	0.38 [5]	0.20	0.14	0.07	0.11
Net realized and unrealized gain
(loss) on investments	10.51	10.22	(0.81)	9.06	5.35	(3.32)
Total gain (loss) from investment
operations	10.67	10.60	(0.61)	9.20	5.42	(3.21)
Less Distributions from:
Net investment income	(0.52)	(0.35)	(0.15)	(0.14)	(0.05)	(0.10)
Realized gains	(0.12)	(0.14)	—	—	—	—
Total distributions	(0.64)	(0.49)	(0.15)	(0.14)	(0.05)	(0.10)
Net asset value, end of period	$53.85	$43.82	$33.71	$34.47	$25.41	$20.04
Total Return at Net Asset Value[3]	24.48%	31.74%	(1.75)%	36.26%	27.07%	(13.67)%
Total Return at Market Value[3]	24.76%	31.53%	(1.67)%	36.10%	26.88%	(13.67)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	253,188	$153,441	$109,601	$131,017	$109,319	$32,099
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense
waivers and reimbursements	0.72%[4]	0.79%	0.84%	0.83%	0.89%	2.20%
Net investment income, net of
waivers and reimbursements	0.64%[4]	0.99%[5]	0.61%	0.44%	0.25%	0.62%
Portfolio turnover rate[6]	8.30%	39.39%	47.80%	33.72%	16.33%	32.38%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

35

FINANCIAL HIGHLIGHTS — continued
REVENUESHARES FINANCIALS SECTOR FUND

For a share outstanding throughout each period presented.

Six-Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,				For the Period November 10, 2008[1] Through June 30, 2009
		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$39.35	$27.62	$29.70	$27.30	$22.36	$25.00
Net investment income[2]	0.22	0.38 [5]	0.26	0.46	0.15	0.19
Net realized and unrealized gain
(loss) on investments	5.88	11.71	(2.05)	2.41	4.96	(2.69)
Total gain (loss) from investment
operations	6.10	12.09	(1.79)	2.87	5.11	(2.50)
Less Distributions from:
Net investment income	(0.26)	(0.36)	(0.29)	(0.47)	(0.17)	(0.14)
Net asset value, end of period	$45.19	$39.35	$27.62	$29.70	$27.30	$22.36
Total Return at Net Asset Value[3]	15.57%	44.09%	(5.95)%	10.40%	22.87%	(9.87)%
Total Return at Market Value[3]	15.66%	44.24%	(5.93)%	10.29%	23.00%	(10.03)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s)omitted	$29,377	$29,509	$9,667	$11,880	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense
waivers and reimbursements	0.78%[4]	1.03%	1.29%	1.03%	1.11%	3.14%[4]
Net investment income, net of
waivers and reimbursements	1.02%[4]	1.12%[5]	0.98%	1.52%	0.51%	1.60%[4]
Portfolio turnover rate[6]	5.95%	20.20%	26.17%	15.99%	1.76%	19.26%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

36

FINANCIAL HIGHLIGHTS — continued
REVENUESHARES ADR FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,				For the Period November 18, 2008[1] Through June 30, 2009
		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$34.45	$31.81	$39.84	$30.74	$30.09	$25.00
Net investment income[2]	0.45	0.97[5]	1.00	0.96	1.07	0.58
Net realized and unrealized gain
(loss) on investments	5.25	2.47	(7.47)	9.01	0.40	4.68
Total gain (loss) from investment
operations	5.70	3.44	(6.47)	9.97	1.47	5.26
Less Distributions from:
Net investment income	(1.02)	(0.80)	(1.33)	(0.87)	(0.68)	(0.17)
Realized gains	—	—	(0.23)	—	(0.14)	—
Total distributions	(1.02)	(0.80)	(1.56)	(0.87)	(0.82)	(0.17)
Net asset value, end of period	$39.13	$34.45	$31.81	$39.84	$30.74	$30.09
Total Return at Net Asset Value[3]	16.79%	10.87%	(16.30)%	32.89%	4.64%	21.15%
Total Return at Market Value[3]	16.67%	10.76%	(16.32)%	32.90%	4.55%	21.18%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$23,478	$24,118	$36,587	$71,716	$47,641	$7,522
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense
waivers and reimbursements	1.03%[4]	1.06%	1.05%	0.99%	1.08%	3.52%[4]
Net investment income, net of
waivers and reimbursements	2.38%[4]	2.83%[5]	2.97%	2.55%	3.06%	3.79%[4]
Portfolio turnover rate[6]	8.08%	21.02%	35.04%	37.11%	45.80%	82.02%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

37

FINANCIAL HIGHLIGHTS — continued
REVENUESHARES NAVELLIER OVERALL A-100 FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,				For the Period January 21, 2009[1] Through June 30, 2009
		2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$43.80	$37.93	$41.98	$29.68	$27.52	$25.00
Net investment income[2]	0.18	0.86 [5]	0.44	0.39	0.10	0.09
Net realized and unrealized gain
(loss) on investments	8.22	5.49	(3.67)	12.32	2.61	2.52
Total gain (loss) from investment
operations	8.40	6.35	(3.23)	12.71	2.71	2.61
Less Distributions from:
Net investment income	(0.80)	(0.48)	(0.38)	(0.41)	(0.07)	(0.09)
Realized gains	—	—	(0.44)	—	(0.48)	—
Total distributions	(0.80)	(0.48)	(0.82)	(0.41)	(0.55)	(0.09)
Net asset value, end of period	$51.40	$43.80	$37.93	$41.98	$29.68	$27.52
Total Return at Net Asset Value[3]	19.42%	16.79%	(7.61)%	43.05%	9.70%	10.48%
Total Return at Market Value[3]	19.74%	16.77%	(7.93)%	43.22%	9.81%	10.69%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$7,710	$6,570	$7,585	$10,496	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%[4]
Expenses, prior to expense
waivers and reimbursements	1.32%[4]	1.43%	1.42%	1.60%	1.40%	3.72%[4]
Net investment income, net of
waivers and reimbursements	0.77%[4]	2.05%[5]	1.18%	1.06%	0.32%	0.81%[4]
Portfolio turnover rate[6]	64.75%	224.74%	154.06%	190.44%	182.12%	32.48%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

38

FINANCIAL HIGHLIGHTS — concluded
REVENUESHARES ULTRA DIVIDEND FUND

For a share outstanding throughout the period presented.

For the Period October 1, 2013[1] Through December 31, 2013
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.30
Net realized and unrealized gain on investments	0.81
Total gain from investment operations	1.11
Less Distributions from:
Net investment income	(0.24)
Net asset value, end of period	$25.87
Total Return at Net Asset Value[3]	4.98%
Total Return at Market Value[3]	5.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$9,054
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[4]
Expenses, prior to expense waivers and reimbursements	1.54%[4]
Net investment income, net of waivers and reimbursements	4.71%[4]
Portfolio turnover rate[5]	27.59%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized for periods less than one year.
5	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

The accompanying notes are an integral part of these financial statements.

39

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund and October 1, 2013 for RevenueShares Ultra Dividend Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund) is to outperform the total return performance of the Funds’ corresponding benchmarks (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, the Navellier Overall A-100 Index and S&P 900 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the information is available after the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in

40

NOTES TO FINANCIAL STATEMENTS — continued

the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at December 31, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2013, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

Master Netting Arrangements

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

		Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
RevenueShares Large Cap Fund	$1,429,336	$(1,412,973)[1]	$16,363	$—	$—	$—
RevenueShares Mid Cap Fund	8,644,238	(8,644,238)[1]	—	—	—	—
RevenueShares Small Cap Fund	14,973,615	(14,973,615)[1]	—	—	—	—
RevenueShares ADR Fund	3,150,686	(3,150,686)[1]	—	—	—	—
RevenueShares Navellier
Overall A-100 Fund	643,065	(643,065)[1]	—	—	—	—
RevenueShares Ultra Dividend Fund	382,777	(382,777)[1]	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than zero.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

41

NOTES TO FINANCIAL STATEMENTS — continued

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% 0.60%, and 0.45% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49%, 0.60% and 0.49% respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 28, 2014, after which it may be terminated or revised.

For the six months ended December 31, 2013, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$186,959
RevenueShares Mid Cap Fund	152,424
RevenueShares Small Cap Fund	182,009
RevenueShares Financials Sector Fund	46,486
RevenueShares ADR Fund	62,000
RevenueShares Navellier Overall A-100 Fund	25,895
RevenueShares Ultra Dividend Fund	14,983

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2013, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

42

NOTES TO FINANCIAL STATEMENTS — continued

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2013 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)
Fund	Common Stock	Preferred Stock	Money Market Funds	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$207,664,988	$—	$1,412,973	$—	$—	$209,077,961
RevenueShares Mid Cap Fund	167,306,486	—	8,921,783	—	—	176,228,269
RevenueShares Small Cap Fund	253,180,895	—	15,088,941	—	—	268,269,836
RevenueShares Financials
Sector Fund	29,371,339	—	—	—	—	29,371,339
RevenueShares ADR Fund	23,001,962	406,045	3,204,470	430	—	26,612,907
RevenueShares Navellier
Overall A-100 Fund	7,712,175	—	655,244	—	—	8,367,419
RevenueShares Ultra
Dividend Fund	9,037,593	—	399,886	—	—	9,437,479

At December 31, 2013, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At December 31, 2013, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2013.

43

NOTES TO FINANCIAL STATEMENTS — continued

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended December 31, 2013 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$19,447,307	$18,597,041
RevenueShares Mid Cap Fund	44,062,247	19,607,879
RevenueShares Small Cap Fund	53,510,971	16,607,758
RevenueShares Financials Sector Fund	1,825,338	1,846,645
RevenueShares ADR Fund	1,833,537	1,995,894
RevenueShares Navellier Overall A-100 Fund	4,613,323	4,695,431
RevenueShares Ultra Dividend Fund	1,689,237	1,695,780

For the six months ended December 31, 2013, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$26,009,362	$29,116,889
RevenueShares Mid Cap Fund	30,949,025	35,777,236
RevenueShares Small Cap Fund	71,579,999	51,135,218
RevenueShares Financials Sector Fund	8,370,248	12,352,932
RevenueShares ADR Fund	—	3,643,401
RevenueShares Navellier Overall A-100 Fund	—	—
RevenueShares Ultra Dividend Fund	8,959,869	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. INCOME AND CAPITAL GAIN DISTRIBUTIONS

On December 26, 2013, the Funds declared quarterly income dividends with and ex-date of December 27, 2013 and payable date of January 3, 2014. The income and long-term capital gain dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share	Long-Term Capital Gain Dividend Per Share
RevenueShares Large Cap Fund	$0.19888	$—
RevenueShares Mid Cap Fund	0.13107	0.21531
RevenueShares Small Cap Fund	0.17318	0.12137
RevenueShares Financials Sector Fund	0.09130	—
RevenueShares ADR Fund	0.37460	—
RevenueShares Navellier Overall A-100 Fund	0.17437	—
RevenueShares Ultra Dividend Fund	0.23741	—

8. TRUSTEE’S FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

9. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

44

NOTES TO FINANCIAL STATEMENTS — continued

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
RevenueShares Large Cap Fund	$145,334,698	$64,287,072	$(543,809)	$63,743,263
RevenueShares Mid Cap Fund	137,733,964	38,622,280	(127,975)	38,494,305
RevenueShares Small Cap Fund	206,840,328	62,097,555	(668,047)	61,429,508
RevenueShares Financials Sector Fund	26,037,356	3,381,033	(47,050)	3,333,983
RevenueShares ADR Fund	25,613,557	3,187,384	(2,188,034)	999,350
RevenueShares Navellier Overall A-100 Fund	7,070,570	1,341,275	(44,426)	1,296,849
RevenueShares Ultra Dividend Fund	9,366,666	167,131	(96,318)	70,813

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2013, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Loss	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
RevenueShares Large Cap Fund	$754,270	$(1,214,786)	$44,990,960	$44,530,444
RevenueShares Mid Cap Fund	272,297	528,872	27,302,126	28,103,295
RevenueShares Small Cap Fund	1,166,956	72,821	38,303,718	39,543,495
RevenueShares Financials Sector Fund	36,799	(1,134,722)	2,319,235	1,221,312
RevenueShares ADR Fund	271,862	(3,516,228)	(2,608,291)	(5,852,657)
RevenueShares Navellier Overall A-100 Fund	78,900	(357,115)	340,935	62,720

The tax character of distributions paid during the years ended June 30, 2013 and 2012 were as follows:

	2013		2012
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain
RevenueShares Large Cap Fund	$3,079,803	$—	$2,947,099	$—
RevenueShares Mid Cap Fund	1,079,897	460,723	1,623,906	2,335,438
RevenueShares Small Cap Fund	1,209,977	437,626	525,064	—
RevenueShares Financials Sector Fund	116,947	—	98,921	—
RevenueShares ADR Fund	695,468	—	1,975,494	211,188
RevenueShares Navellier Overall A-100 Fund	84,688	—	144,914	67,129

At June 30, 2013, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
RevenueShares Large Cap Fund	$—	$711,581	$—	$—	$503,205	$1,214,786
RevenueShares Financials Sector Fund	52,317	21,626	78,535	148,177	727,637	1,028,292
RevenueShares ADR Fund	—	—	—	838,744	1,455,889	2,294,633
RevenueShares Navellier Overall A-100 Fund	—	—	—	357,115	—	357,115

45

NOTES TO FINANCIAL STATEMENTS — continued

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 ( the “Act”), The Act permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2012 through June 30, 2013, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2013, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Mid Cap Fund	$278,827
RevenueShares Financials Sector Fund	106,430
RevenueShares ADR Fund	1,221,595

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2013, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
RevenueShares Large Cap Fund	$—	$(4,370,950)	$4,370,950
RevenueShares Mid Cap Fund	6	(11,907,209)	11,907,203
RevenueShares Small Cap Fund	—	(1,530,944)	1,530,944
RevenueShares Financials Sector Fund	—	(254,354)	254,354
RevenueShares ADR Fund	4,008	(232,813)	228,805
RevenueShares Navellier Overall A-100 Fund	—	(35,917)	35,917

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, the RevenueShares ADR Fund and the RevenueShares Ultra Dividend Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

46

NOTES TO FINANCIAL STATEMENTS — continued

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to financials sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and may be adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

47

NOTES TO FINANCIAL STATEMENTS — concluded

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

11. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

48

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

A. Renewing RevenueShares Funds

At the November 22, 2013 meeting (the “November Meeting”) of the Board of Trustees (the “Board”) of the RevenueShares ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust, approved VTL Associates, LLC (the “Adviser”) to continue to serve as investment adviser to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund series of the Trust (each a “Fund” and, collectively, the “Funds”) and approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Adviser and the Trust with respect to each Fund. In addition, the Board, including the Independent Trustees, approved Index Management Solutions, LLC (the “Sub-Adviser”) to continue to serve as sub-adviser to each Fund and approved the continuation of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Sub-Adviser with respect to each Fund.

In connection with considering the continuation of the Advisory Agreements on behalf of the Funds, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of continuing the Advisory Agreements on behalf of the Funds and reviewed the duties and responsibilities of the Trustees in evaluating and approving their continuation.

In considering whether to approve the continuation of the Advisory Agreements on behalf of the Funds for an additional year, the Board reviewed the materials provided for the November Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement between the Trust and the Adviser and all amendments thereto; (ii) a copy of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser and all amendments thereto; (iii) information describing the nature, quality and extent of the services that the Adviser and Sub-Adviser provide and expect to provide to the Funds; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; and (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser. The Board also considered the information presented at Board meetings throughout the year. In addition, the Board received a report prepared by Lipper Inc. (“Lipper”), an independent third-party, comparing the advisory fees, expenses and performance of the Funds with the fees, expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by the Adviser and Sub-Adviser; (ii) the personnel and operations of the Adviser and Sub-Adviser; (iii) the investment performance of the Funds; (iv) the profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (v) any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); and (vi) possible conflicts of interest.

In considering the continuation of the Advisory Agreements on behalf of the Funds, the Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided and expected to be provided to the Funds by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to the Funds. The Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; monitoring the Funds’ securities lending program; and implementation of Board directives as they relate to the Funds. The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including implementation of the investment management program of each Fund, management of the day-to-day investment and reinvestment of the assets of each Fund, determining daily baskets of deposit securities and cash components, executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law.

49

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued

The Board reviewed the Adviser’s and Sub-Adviser’s experience, resources and strengths in managing the Funds, including the Adviser’s and Sub-Adviser’s personnel. Based on their consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each Fund’s peer group as chosen by Lipper. The Board also considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were paid entirely by the Adviser. The Board noted that the Adviser has entered into a written Fee Waiver and Expense Reimbursement Agreement (the “Expense Limitation Agreement”) whereby the Adviser reimburses expenses and/or waives fees to keep the expenses from exceeding 0.49% of average daily net assets of each of the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund and RevenueShares ADR Fund; from exceeding 0.54% of average daily net assets of each of the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund; and from exceeding 0.60% of average daily net assets of the RevenueShares Navellier Overall A-100 Fund. The Board also received and considered information about the fee rates charged to other accounts and clients (including other ETFs) that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to the non-Fund clients.

With respect to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, the Board noted that each Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Financials Sector Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and total expenses (including the fee waiver) were below the median of its Lipper peer group but the Fund’s contractual advisory fee was above the median of its Lipper peer group. With respect to the RevenueShares ADR Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) was below the median of its Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) was equal to the median of its Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. To the extent that a Fund’s actual advisory fee (including the fee waiver), contractual advisory fee or total expenses (including the fee waiver) were above the median of its Lipper peer group, representatives from the Adviser explained and the Board considered the reasons for the higher fees or expenses.

After comparing each Fund’s fees with those of other funds in each Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by the Adviser and Sub-Adviser, and in light of the nature, quality and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.

(c) The cost of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Funds, the extent to which economies of scale were realized as the Funds grew, and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the costs and profitability of the Adviser and Sub-Adviser in connection with their serving as investment adviser and sub-adviser to each Fund, including operational costs. The Board reviewed the profitability and viability of the Adviser, including the month-by-month profitability information, and considered the Adviser’s decision to continue operating those Funds that have not yet gained traction in the market. The Board next discussed economies of scale. The Board considered that the Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of the Adviser and Sub-Adviser, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable in relation to the performance and asset sizes of the Funds.

The Board also considered that the Adviser and Sub-Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Adviser and Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and Sub-Adviser.

50

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued

(d) Investment performance of the Funds. The Board considered the investment performance of the Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Fund’s investment performance compared to: (i) its corresponding revenue-weighted index that it seeks to track and (ii) the benchmark index that each Fund uses for comparison in its Prospectus and shareholder reports. In addition, consideration was given to tracking error data provided to the Board for the November Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered each Fund’s investment performance compared to the respective Fund’s Lipper peer group.

With respect to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, the Board considered that each Fund outperformed its respective Lipper performance universe average for the one-year, three-year, five-year and since-inception periods ended September 30, 2013. With respect to the RevenueShares Financials Sector Fund, the Board considered that the Fund outperformed its Lipper performance universe average for the one-year, three-year and since-inception periods ended September 30, 2013. With respect to the RevenueShares ADR Fund and the RevenueShares Navellier Overall A-100 Fund, the Board considered that each Fund underperformed its respective Lipper performance universe average for the one-year, three-year and since-inception periods ended September 30, 2013. The Board discussed with the portfolio managers the reasons for the relative underperformance of the RevenueShares ADR Fund and the RevenueShares Navellier Overall A-100 Fund for each period ended September 30, 2013.

The Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Board concluded that the performance of the Funds, including the tracking error, was reasonable in light of the respective investment objectives and policies of the Funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided and expected to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board concluded that the continuation of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Funds was in the best interests of each Fund.

B. New RevenueShares Ultra Dividend Fund

At the May 23, 2013 meeting (the “May Meeting”) of the Board, the Board, including the Independent Trustees, approved the Adviser as the investment adviser to the RevenueShares Ultra Dividend Fund series of the Trust (the “New Fund”) and approved the Investment Advisory Agreement with respect to the New Fund. The Board, including the Independent Trustees, also approved the Sub-Adviser as the sub-adviser to the New Fund and approved the Sub-Advisory Agreement with respect to the New Fund. The New Fund commenced operations on October 1, 2013.

In connection with considering the approval of the Advisory Agreements on behalf of the New Fund, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the Advisory Agreements on behalf of the New Fund and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering whether to approve the Advisory Agreements on behalf of the New Fund, the Board reviewed the materials provided for the May Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement between the Trust and the Adviser and all amendments thereto; (ii) a copy of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser and all amendments thereto; (iii) information describing the nature, quality and extent of the services that the Adviser and Sub-Adviser would provide to the New Fund; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; and (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser. The Board also considered the information presented at Board meetings throughout the year. In addition, the Board received a report prepared by Lipper, an independent third-party, comparing the proposed advisory fees and expenses of the New Fund with the fees and expenses of other ETFs with similar investment objectives and policies.

51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the New Fund by the Adviser and Sub-Adviser; (ii) the personnel and operations of the Adviser and Sub-Adviser; (iii) the expected profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (iv) any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); and (v) possible conflicts of interest.

In considering the approval of the Advisory Agreements on behalf of the New Fund, the Board, including the Independent Trustees, considered and discussed the following with respect to the New Fund:

(a) The nature, extent, and quality of services to be provided to the New Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser would provide to the New Fund. The Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the New Fund; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; monitoring the New Fund’s securities lending program; and implementation of Board directives as they relate to the New Fund. The Board also noted the responsibilities that the Sub-Adviser would have as the New Fund’s sub-adviser, including implementation of the investment management program of the New Fund, management of the day-to-day investment and reinvestment of the assets of the New Fund, determining daily baskets of deposit securities and cash components, executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law.

The Board reviewed the Adviser’s and Sub-Adviser’s experience, resources and strengths in managing the Funds, including the Adviser’s and Sub-Adviser’s personnel. Based on their consideration and review of the foregoing information, the Board determined that the New Fund would likely benefit from the nature, quality and extent of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients. The Board then compared both the services to be rendered and the fees to be paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared the New Fund’s advisory fees and expense ratio to other investment companies considered to be in the New Fund’s peer group as chosen by Lipper. The Board also considered that the sub-advisory fees to be paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement would be paid entirely by the Adviser. The Board noted that the Adviser had proposed to enter into an Expense Limitation Agreement whereby the Adviser would reimburse expenses and/or waives fees to keep the expenses from exceeding 0.49% of average daily net assets of the New Fund. The Board also received and considered information about the fee rates charged to other accounts and clients that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to the non-Fund clients.

The Board noted that the New Fund’s proposed contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. Representatives from the Adviser explained and the Board considered the reasons for the higher fees and expenses for the New Fund as compared to its Lipper peer group.

After comparing the New Fund’s fees with those of other funds in the New Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by the Adviser and Sub-Adviser, and in light of the nature, quality and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees to be paid to the Adviser and Sub-Adviser with respect to the New Fund were fair and reasonable.

(c) The cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the New Fund, the extent to which economies of scale would be realized as the New Fund grows, and whether fee levels would reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the expected costs and profitability of the Adviser and Sub-Adviser in connection with their serving as investment adviser and sub-adviser to the New Fund, including operational costs. The Board reviewed the profitability and viability of the Adviser, including the month-by-month profitability information. The Board next discussed economies of scale. The Adviser informed the Board that, as the New Fund had not yet commenced operations, the Adviser would consider addressing economies of scale

52

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — concluded when assets under management reached appropriate levels. The Board concluded that the expected profitability of the Adviser and Sub-Adviser, and the extent to which economies of scale were reflected in the New Fund’s advisory fees, were reasonable.

The Board also considered that the Adviser and Sub-Adviser may experience reputational “fall-out” benefits based on the success of the New Fund, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Adviser and Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and Sub-Adviser.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services to be provided by the Adviser and Sub-Adviser to the New Fund, as well as the expected costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the investment advisory fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board concluded that the approval of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the New Fund was in the best interests of the New Fund.

53

SUPPLEMENTAL INFORMATION
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877) 738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

54

Investment Adviser	Sub-Adviser

VTL Associates, LLC	Index Management Solutions, LLC
One Commerce Square	One Commerce Square
2005 Market Street, Suite 2020	2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103	Philadelphia, Pennsylvania 19103

Distributor	Transfer Agent

Foreside Fund Services, LLC	The Bank of New York Mellon
Three Canal Plaza, Suite 100	101 Barclay Street
Portland, Maine 04101	New York, New York 10286
www.foreside.com

Independent Registered Public Accounting Firm
Custodian
BBD, LLP
The Bank of New York Mellon	1835 Market Street, 26th Floor
101 Barclay Street	Philadelphia, Pennsylvania 19103
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	3/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	3/7/14

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	3/7/14

* Print the name and title of each signing officer under his or her signature.